UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                            Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                          Greenfield, MA  01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                   Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Contrarian Value Fund

Virtus Enhanced Core Equity Fund (f/k/a Virtus Growth & Income Fund)*

Virtus Mid-Cap Core Fund

Virtus Mid-Cap Growth Fund

Virtus Quality Large-Cap Value Fund*

Virtus Quality Small-Cap Fund

Virtus Small-Cap Core Fund

Virtus Small-Cap Sustainable Growth Fund

Virtus Strategic Growth Fund

Virtus Tactical Allocation Fund*

September 30, 2016 TRUST NAME: VIRTUS EQUITY TRUST * Prospectus and Statement of Additional Information (“SAI”) supplements applicable to these Funds appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended September 30, 2016.

During the period, market volatility was relatively light and performance was positive for many asset classes. Although the U.K.’s “Brexit” vote to leave the European Union triggered a broad selloff in late June, the disruption was short-lived. Calm was restored by better-than-expected second quarter corporate earnings, an improving global economic picture, and reassurance that the world’s central banks would continue to provide monetary stimulus.

For the six months ended September 30, 2016, U.S. small-cap stocks surged well ahead of U.S. large-cap stocks, as measured by the 13.18% and 6.40% returns of the Russell 2000® Index and S&P 500® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 9.75%, while the MSCI EAFE Index® (net) returned 4.88%.

Demand for U.S. Treasuries was steady over the period, driven by foreign investors seeking safe havens and yield in the global negative interest rate environment. The benchmark 10-year U.S. Treasury yielded 1.60% on September 30, 2016 compared with 1.78% on March 31, 2016. For the six months ended September 30, 2016, the broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.68%, while non-investment grade bonds rose 11.38%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy will likely remain a leading concern for markets in the months ahead, and investors will watch with great interest the actions of the Fed and other major central banks. The U.S. economy’s continued growth, as evidenced by recent strong jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of April 1, 2016 to September 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Contrarian Value Fund
Actual
Class A	$1,000.00	$1,099.50	1.43%	$7.54
Class C	1,000.00	1,095.50	2.18	11.47
Class I	1,000.00	1,101.00	1.18	6.22
Class R6	1,000.00	1,101.50	1.02	5.38
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.89	1.43	7.25
Class C	1,000.00	1,014.12	2.18	11.03
Class I	1,000.00	1,019.15	1.18	5.98
Class R6	1,000.00	1,019.94	1.02	5.18
Enhanced Core Equity Fund
Actual
Class A	$1,000.00	$1,025.90	1.28%	$6.50
Class C	1,000.00	1,022.50	2.03	10.29
Class I	1,000.00	1,027.10	1.03	5.23
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.65	1.28	6.48
Class C	1,000.00	1,014.89	2.03	10.25
Class I	1,000.00	1,019.90	1.03	5.22
Mid-Cap Core Fund
Actual
Class A	$1,000.00	$1,055.30	1.32%	$6.80
Class C	1,000.00	1,051.90	2.07	10.65
Class I	1,000.00	1,057.00	1.08	5.57
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.32	6.68
Class C	1,000.00	1,014.69	2.07	10.45
Class I	1,000.00	1,019.65	1.08	5.47
Mid-Cap Growth Fund
Actual
Class A	$1,000.00	$1,068.00	1.42%	$7.36
Class B	1,000.00	1,063.60	2.17	11.23
Class C	1,000.00	1,064.10	2.17	11.23
Class I	1,000.00	1,068.70	1.18	6.12
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	1.42	7.18
Class B	1,000.00	1,014.19	2.17	10.96
Class C	1,000.00	1,014.19	2.17	10.96
Class I	1,000.00	1,019.15	1.18	5.97
Quality Large-Cap Value Fund
Actual
Class A	$1,000.00	$1,041.90	1.37%	$7.01
Class C	1,000.00	1,038.10	2.12	10.83
Class I	1,000.00	1,043.70	1.12	5.74
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.20	1.37	6.93
Class C	1,000.00	1,014.44	2.12	10.71
Class I	1,000.00	1,019.45	1.12	5.67

VIRTUS EQUITY TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of April 1, 2016 to September 30, 2016

Expense Table
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Quality Small-Cap Fund
Actual
Class A	$1,000.00	$1,057.90	1.32%	$6.81
Class C	1,000.00	1,053.40	2.07	10.66
Class I	1,000.00	1,059.00	1.08	5.57
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.32	6.68
Class C	1,000.00	1,014.69	2.07	10.45
Class I	1,000.00	1,019.65	1.08	5.47
Small-Cap Core Fund
Actual
Class A	$1,000.00	$1,068.10	1.39%	$7.21
Class C	1,000.00	1,064.20	2.14	11.07
Class I	1,000.00	1,069.30	1.14	5.91
Class R6	1,000.00	1,070.20	1.03	5.35
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.10	1.39	7.03
Class C	1,000.00	1,014.34	2.14	10.81
Class I	1,000.00	1,019.35	1.14	5.77
Class R6	1,000.00	1,019.90	1.03	5.22
Small-Cap Sustainable Growth Fund
Actual
Class A	$1,000.00	$1,117.80	1.52%	$8.07
Class C	1,000.00	1,114.20	2.27	12.03
Class I	1,000.00	1,119.20	1.27	6.75
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.45	1.52	7.69
Class C	1,000.00	1,013.69	2.27	11.46
Class I	1,000.00	1,018.70	1.27	6.43
Strategic Growth Fund
Actual
Class A	$1,000.00	$1,062.80	1.35%	$6.98
Class B	1,000.00	1,058.40	2.10	10.84
Class C	1,000.00	1,058.40	2.10	10.84
Class I	1,000.00	1,064.20	1.10	5.69
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	1.35	6.83
Class B	1,000.00	1,014.54	2.10	10.61
Class C	1,000.00	1,014.54	2.10	10.61
Class I	1,000.00	1,019.55	1.10	5.57
Tactical Allocation Fund
Actual
Class A	$1,000.00	$1,055.90	1.37%	$7.06
Class B	1,000.00	1,051.90	2.11	10.85
Class C	1,000.00	1,051.60	2.12	10.90
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.20	1.37	6.93
Class B	1,000.00	1,014.49	2.11	10.66
Class C	1,000.00	1,014.44	2.12	10.71

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus for your Fund(s).

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS

SEPTEMBER 30, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

SPDR®

Represents shares of an open-end exchange-traded fund.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS EQUITY TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

SEPTEMBER 30, 2016 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2016.

Contrarian Value Fund

Materials	29%
Industrials	22
Consumer Discretionary	16
Energy	11
Consumer Staples	8
Utilities	4
Real Estate	4
Other (includes short-term investment and securities lending collateral)	6

Total	100%

Enhanced Core Equity Fund

Financials	16%
Energy	16
Information Technology	12
Consumer Discretionary	2
Health Care	2
Materials	1
Industrials	1
Other (includes purchased and written options)	50

Total	100%

Mid-Cap Core Fund

Industrials	22%
Health Care	18
Information Technology	17
Financials	15
Consumer Discretionary	12
Consumer Staples	5
Energy	5
Other (includes securities lending collateral)	6

Total	100%

Mid-Cap Growth Fund

Information Technology	30%
Consumer Discretionary	23
Health Care	12
Consumer Staples	11
Industrials	8
Financials	7
Energy	5
Other (includes short-term investment and securities lending collateral)	4

Total	100%

Quality Large-Cap Value Fund

Financials	23%
Health Care	14
Industrials	13
Consumer Staples	13
Energy	10
Consumer Discretionary	9
Information Technology	8
Other	10

Total	100%

Quality Small-Cap Fund

Information Technology	24%
Industrials	17
Financials	17
Consumer Discretionary	14
Real Estate	7
Consumer Staples	6
Energy	4
Other (includes short-term investment)	11

Total	100%

Small-Cap Core Fund

Industrials	28%
Information Technology	21
Financials	15
Consumer Discretionary	8
Energy	6
Health Care	5
Consumer Staples	4
Other (includes short-term investment and securities lending collateral)	13

Total	100%

Small-Cap Sustainable Growth Fund

Information Technology	32%
Industrials	16
Consumer Discretionary	12
Financials	10
Health Care	7
Consumer Staples	6
Materials	3
Other (includes short-term investment and securities lending collateral)	14

Total	100%

Strategic Growth Fund

Information Technology	35%
Consumer Discretionary	28
Health Care	13
Consumer Staples	12
Energy	6
Industrials	3
Materials	2
Other	1

Total	100%

Tactical Allocation Fund
Common Stocks		60%
Information Technology	18%
Consumer Discretionary	15
Health Care	7
All Other Sectors in Common Stocks	20
Corporate Bonds and Notes		21
Energy	5
Financials	5
Consumer Discretionary	3
All Other Sectors in Corporate Bonds and Notes	8
Mortgage-Backed Securities		6
Foreign Government Securities		4
Loan Agreements		4
Asset-Backed Securities		2
Other (includes short-term investment)		3

Total		100%

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.9%

Consumer Discretionary—16.9%
Big Lots, Inc.	102,570	$4,897
Johnson Controls International plc	133,653	6,219
Macy’s, Inc.	132,850	4,922
Mattel, Inc.	82,240	2,490
Target Corp.	131,650	9,042
TJX Cos., Inc. (The)	111,350	8,327

		35,897

Consumer Staples—8.8%
ConAgra Foods, Inc.	246,630	11,619
Koninklijke Ahold Delhaize N.V. Sponsored ADR(2)	310,126	7,024

		18,643

Energy—11.2%
Devon Energy Corp.	182,420	8,047
Occidental Petroleum Corp.	89,610	6,534
ONEOK, Inc.	179,640	9,232

		23,813

Industrials—23.1%
Emerson Electric Co.	118,139	6,440
HD Supply Holdings, Inc.(2)	228,570	7,310
Herc Holdings, Inc.(2)	27,773	936
Hertz Global Holdings, Inc.(2)	135,030	5,423
Owens Corning, Inc.	108,750	5,806
Raytheon Co.	67,020	9,124
Republic Services, Inc.	159,012	8,022
SPX Flow, Inc.(2)	15,824	489
USG Corp.(2)	213,530	5,520

		49,070

	SHARES	VALUE

Materials—30.5%
Alcoa, Inc.	919,270	$9,321
Allegheny Technologies, Inc.(3)	339,140	6,128
Ball Corp.	94,570	7,750
Crown Holdings, Inc.(2)	149,590	8,540
Dow Chemical Co. (The)	127,140	6,590
FMC Corp.	123,470	5,969
International Paper Co.	131,416	6,305
Owens-Illinois, Inc.(2)	557,150	10,246
Sealed Air Corp.	90,990	4,169

		65,018

Real Estate—3.9%
Weyerhaeuser Co.	259,510	8,289

Utilities—4.5%
Dominion Resources, Inc.	130,650	9,703
TOTAL COMMON STOCKS (Identified Cost $144,047)		210,433
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $144,047)		210,433

SHORT-TERM INVESTMENT—5.2%

Money Market Mutual Fund—5.2%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(5)	11,053,934	11,054
TOTAL SHORT-TERM INVESTMENT (Identified Cost $11,054)		11,054

	SHARES	VALUE

SECURITIES LENDING COLLATERAL—1.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.390%)(4)(5)	3,082,925	$3,083
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $3,083)		3,083
TOTAL INVESTMENTS—105.5% (Identified Cost $158,184)		224,570	(1)
Other assets and liabilities, net—(5.5)%		(11,790)

NET ASSETS—100.0%		$212,780

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Netherlands	3
Ireland	3
Total	100%
† % of total investments as of September 30, 2016.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$210,433	$210,433
Securities Lending Collateral	3,083	3,083
Short-Term Investment	11,054	11,054

Total Investments	$224,570	$224,570

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—26.6%

Consumer Discretionary—2.4%
BorgWarner, Inc.	10,696	$376
Delphi Automotive plc	5,881	419
Harman International Industries, Inc.	5,079	429
Horton (D.R.), Inc.	10,992	332
Lennar Corp. Class A	7,238	307
Netflix, Inc.(2)	3,737	368
News Corp. Class A	25,797	361
Royal Caribbean Cruises Ltd.	5,120	384
Under Armour, Inc. Class A(2)	8,048	311
Wynn Resorts Ltd.	4,241	413

		3,700

Energy—7.7%
Anadarko Petroleum Corp.	8,798	557
Apache Corp.	9,022	576
Baker Hughes, Inc.	7,491	378
Chesapeake Energy Corp.(2)	113,353	711
Cimarex Energy Co.	3,115	419
Concho Resources, Inc.(2)	3,357	461
ConocoPhillips	9,458	411
Devon Energy Corp.	12,707	561
Diamond Offshore Drilling, Inc.(2)	18,788	331
EOG Resources, Inc.	4,001	387
FMC Technologies, Inc.(2)	14,844	440
Halliburton Co.	8,452	379
Helmerich & Payne, Inc.	6,292	424
Hess Corp.	8,049	432
Kinder Morgan, Inc.	18,168	420
Marathon Oil Corp.	36,625	579
Marathon Petroleum Corp.	10,373	421
Murphy Oil Corp.	17,834	542
Newfield Exploration Co.(2)	9,942	432
Noble Energy, Inc.	11,349	406
ONEOK, Inc.	8,679	446
Pioneer Natural Resources Co.	2,004	372
Southwestern Energy Co.(2)	24,602	341
Tesoro Corp.	4,719	375
Transocean Ltd.(2)	45,815	488
Williams Cos., Inc. (The)	25,011	769

		12,058

Financials—8.4%
Affiliated Managers Group, Inc.(2)	3,274	474
Ameriprise Financial, Inc.	4,038	403
Bank of America Corp.	27,114	424
Bank of New York Mellon Corp. (The)	8,989	358
BlackRock, Inc.	976	354
Capital One Financial Corp.	5,152	370
Charles Schwab Corp. (The)	14,853	469
Citigroup, Inc.	9,199	434
Citizens Financial Group, Inc.	14,575	360
Comerica, Inc.	8,767	415
E*Trade Financial Corp.(2)	17,625	513
Fifth Third Bancorp	20,269	415
Franklin Resources, Inc.	9,883	352
Goldman Sachs Group, Inc. (The)	2,159	348
Huntington Bancshares, Inc.	35,903	354
Invesco Ltd.	14,781	462
JPMorgan Chase & Co.	5,462	364

	SHARES	VALUE
Financials—continued
KeyCorp	31,448	$383
Legg Mason, Inc.	11,487	385
Lincoln National Corp.	9,988	469
MetLife, Inc.	9,638	428
Moody’s Corp.	3,340	362
Morgan Stanley	14,643	469
Navient Corp.	27,486	398
Northern Trust Corp.	5,538	376
Principal Financial Group, Inc.	8,786	453
Prudential Financial, Inc.	5,410	442
Regions Financial Corp.	43,698	431
State Street Corp.	5,705	397
SunTrust Banks, Inc.	8,881	389
Unum Group	10,401	367
Zions Bancorp	13,765	427

		13,045

Health Care—1.6%
Alexion Pharmaceuticals, Inc.(2)	2,708	332
Celgene Corp.(2)	3,252	340
Endo International plc(2)	18,554	374
Illumina, Inc.(2)	2,026	368
Mallinckrodt plc(2)	5,033	351
Regeneron Pharmaceuticals, Inc.(2)	869	349
Vertex Pharmaceuticals, Inc.(2)	4,087	357

		2,471

Industrials—0.8%
American Airlines Group, Inc.	9,453	346
Ryder System, Inc.	5,945	392
United Rentals, Inc.(2)	5,495	431

		1,169

Information Technology—3.4%
Autodesk, Inc.(2)	5,461	395
Broadcom Ltd.	2,181	376
Citrix Systems, Inc.(2)	4,155	354
Cognizant Technology Solutions Corp. Class A(2)	6,023	287
First Solar, Inc.(2)	10,064	398
Hewlett Packard Enterprise Co.	15,374	350
HP, Inc.	23,781	369
Micron Technology, Inc.(2)	29,805	530
Qorvo, Inc.(2)	7,939	443
salesforce.com, Inc.(2)	4,463	318
Seagate Technology plc	12,009	463
Skyworks Solutions, Inc.	6,067	462
Western Digital Corp.	9,864	577

		5,322

Materials—1.6%
Alcoa, Inc.(2)	36,205	367
FMC Corp.	7,431	359
Freeport-McMoRan, Inc.	54,938	597
LyondellBasell Industries N.V. Class A(2)	4,418	356
Owens-Illinois, Inc.(2)	20,036	368
Westrock Co.	8,057	391

		2,438

	SHARES	VALUE
Real Estate—0.5%
CBRE Group, Inc. Class A(2)	14,448	$404
Host Hotels & Resorts, Inc.	26,559	414

		818

Telecommunication Services—0.2%
Level 3 Communications, Inc.(2)	7,333	340
TOTAL COMMON STOCKS (Identified Cost $40,274)		41,361

EXCHANGE-TRADED FUNDS(4)—72.7%
Energy Select Sector SPDR Fund	175,884	12,419
Financial Select Sector SPDR Fund	632,522	12,208
Technology Select Sector SPDR Fund	271,671	12,980
Vanguard S&P 500 ETF(3)	379,828	75,468
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $109,203)		113,075

	CONTRACTS
PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index expiration 10/5/16 strike price $2,290	178	—
S&P 500® Index expiration 10/7/16 strike price $2,295	338	2
S&P 500® Index expiration 10/12/16 strike price $2,275	216	—
S&P 500® Index expiration 10/14/16 strike price $2,280	401	6

		8

Put Options—0.1%
S&P 500® Index expiration 10/5/16 strike price $1,995	178	—
S&P 500® Index expiration 10/7/16 strike price $2,040	338	12
S&P 500® Index expiration 10/12/16 strike price $2,025	216	15
S&P 500® Index expiration 10/14/16 strike price $2,040	401	50

		77
TOTAL PURCHASED OPTIONS (Premiums Paid $158)		85
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $149,635)		154,521
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.4%
(Identified Cost $149,635)		154,521	(1)

See Notes to Financial Statements

VIRTUS ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

WRITTEN OPTIONS—(0.2)%

Call Options—0.0%
S&P 500® Index expiration 10/5/16 strike price $2,230	178	$(1)
S&P 500® Index expiration 10/7/16 strike price $2,235	338	(3)
S&P 500® Index expiration 10/12/16 strike price $2,225	216	(7)
S&P 500® Index expiration 10/14/16 strike price $2,230	401	(18)

		(29)

Put Options—(0.2)%
S&P 500® Index expiration 10/5/16 strike price $2,055	178	(4)
S&P 500® Index expiration 10/7/16 strike price $2,100	338	(54)

	CONTRACTS	VALUE
Put Options—continued
S&P 500® Index expiration 10/12/16 strike price $2,075	216	$(36)
S&P 500® Index expiration 10/14/16 strike price $2,090	401	(118)

		(212)
TOTAL WRITTEN OPTIONS (Premiums Received $419)		(241	)(1)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.2%
(Identified Cost $149,216)		154,280
Other assets and liabilities, net—0.8%		1,263

NET ASSETS—100.0%		$155,543

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of the security is segregated as collateral for written options.
(4)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$41,361	$41,361
Exchange-Traded Funds	113,075	113,075
Purchased Options	85	85

Total Investments before Written Options	$154,521	$154,521

Liabilities:
Equity Securities:
Written Options	$(241)	$(241)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—12.5%
Ross Stores, Inc.	31,844	$2,047
Sally Beauty Holdings, Inc.(2)	58,475	1,502
TripAdvisor, Inc.(2)	25,374	1,603
Wynn Resorts Ltd.	17,522	1,707

		6,859

Consumer Staples—5.6%
Church & Dwight Co., Inc.	23,328	1,118
Monster Beverage Corp.(2)	13,163	1,933

		3,051

Energy—4.8%
Core Laboratories N.V.	13,105	1,472
Dril-Quip, Inc.(2)	21,155	1,179

		2,651

Financials—15.0%
Bank of The Ozarks, Inc.	49,550	1,902
First Financial Bancshares, Inc.(3)	43,585	1,588
Moody’s Corp.	10,295	1,115
RLI Corp.	23,739	1,623
Signature Bank(2)	16,554	1,961

		8,189

Health Care—18.1%
Cooper Cos, Inc. (The)	9,698	1,739
DENTSPLY SIRONA, Inc.	33,323	1,980
Edwards Lifesciences Corp.(2)	12,443	1,500
Globus Medical, Inc. Class A(2)	62,750	1,416

	SHARES	VALUE
Health Care—continued
West Pharmaceutical Services, Inc.	14,800	$1,103
Zoetis, Inc.	42,204	2,195

		9,933

Industrials—22.1%
AMETEK, Inc.	39,850	1,904
Equifax, Inc.	10,329	1,390
Exponent, Inc.	27,810	1,420
Graco, Inc.	20,805	1,540
Nordson Corp.	19,237	1,917
Rockwell Collins, Inc.	18,568	1,566
WABCO Holdings, Inc.(2)	21,055	2,390

		12,127

Information Technology—17.4%
Amphenol Corp. Class A	33,833	2,196
Aspen Technology, Inc.(2)	40,942	1,916
Broadridge Financial Solutions, Inc.	27,780	1,883
Intuit, Inc.	14,981	1,648
Skyworks Solutions, Inc.	25,110	1,912

		9,555

Materials—2.8%
International Flavors & Fragrances, Inc.	10,639	1,521
TOTAL COMMON STOCKS (Identified Cost $48,562)		53,886
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $48,562)		53,886

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.9%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.390%)(4)(5)	1,566,685	$1,567
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $1,567)		1,567
TOTAL INVESTMENTS—101.2% (Identified Cost $50,129)		55,453	(1)
Other assets and liabilities, net—(1.2)%		(649)

NET ASSETS—100.0%		$54,804

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$53,886	$53,886
Securities Lending Collateral	1,567	1,567

Total Investments	$55,453	$55,453

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%

Consumer Discretionary—23.5%
Ctrip.Com International Ltd. ADR(2)	44,475	$2,071
Discovery Communications, Inc. Class A(2)	49,520	1,333
Domino’s Pizza, Inc.	21,515	3,267
Expedia, Inc.	12,881	1,503
Netflix, Inc.(2)	26,330	2,595
Pool Corp.	27,875	2,635
Ross Stores, Inc.	32,555	2,093
TripAdvisor, Inc.(2)	20,800	1,314
Under Armour, Inc. Class A(2)(3)	17,195	665
Under Armour, Inc. Class C(2)	17,662	598
Wynn Resorts Ltd.	25,390	2,474

		20,548

Consumer Staples—11.6%
Brown-Forman Corp. Class B	45,460	2,157
McCormick & Co., Inc.	21,080	2,106
Mead Johnson Nutrition Co.	22,125	1,748
Monster Beverage Corp.(2)	27,780	4,078

		10,089

Energy—5.1%
Cabot Oil & Gas Corp.	63,465	1,637
Core Laboratories N.V.	15,860	1,782
Oceaneering International, Inc.	37,465	1,031

		4,450

Financials—7.1%
Financial Engines, Inc.	50,775	1,508
MarketAxess Holdings, Inc.	20,290	3,360
Northern Trust Corp.	19,630	1,335

		6,203

Health Care—12.0%
BioMarin Pharmaceutical, Inc.(2)	19,050	1,762
DENTSPLY SIRONA, Inc.	36,085	2,144
Diplomat Pharmacy, Inc.(2)(3)	25,690	720
Healthequity, Inc.(2)	53,120	2,011
Illumina, Inc.(2)	6,290	1,143
Kite Pharma, Inc.(2)(3)	15,700	877
Zoetis, Inc.	35,080	1,824

		10,481

	SHARES	VALUE
Industrials—8.5%
Kansas City Southern	14,770	$1,378
Middleby Corp. (The)(2)	16,190	2,002
MSC Industrial Direct Co., Inc. Class A	22,095	1,622
Roper Technologies, Inc.	8,520	1,555
Wabtec Corp.	11,000	898

		7,455

Information Technology—30.4%
Amphenol Corp. Class A	43,845	2,847
Autohome, Inc. ADR(2)	38,470	933
CoStar Group, Inc.(2)	10,410	2,254
Ellie Mae, Inc.(2)	43,310	4,561
Fair Isaac Corp.	11,480	1,430
Gartner, Inc.(2)	26,185	2,316
MercadoLibre, Inc.	20,015	3,702
Palo Alto Networks, Inc.(2)	6,880	1,096
Paycom Software, Inc.(2)	44,730	2,242
Workday, Inc. Class A(2)	21,235	1,947
Yandex N.V. Class A(2)	94,455	1,988
Yelp, Inc.(2)	30,600	1,276

		26,592

Materials—1.0%
Ball Corp.	11,090	909
TOTAL COMMON STOCKS (Identified Cost $61,337)		86,727
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $61,337)		86,727

SHORT-TERM INVESTMENT—0.1%

Money Market Mutual Fund—0.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(5)	49,572	50
TOTAL SHORT-TERM INVESTMENT (Identified Cost $50)		50

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—2.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.390%)(4)(5)	2,230,130	$2,230
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $2,230)		2,230
TOTAL INVESTMENTS—101.8% (Identified Cost $63,617)		$89,007	(1)
Other assets and liabilities, net—(1.8)%		(1,589)

NET ASSETS—100.0%		$87,418

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

Country Weightings†
United States	95%
China	3
Russia	2
Total	100%
† % of total investments as of September 30, 2016.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,727	$86,727
Securities Lending Collateral	2,230	2,230
Short-Term Investment	50	50

Total Investments	$89,007	$89,007

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%

Consumer Discretionary—9.0%
Las Vegas Sands Corp.	16,507	$950
Lowe’s Cos., Inc.	37,862	2,734
TJX Cos., Inc. (The)	28,157	2,105

		5,789

Consumer Staples—12.3%
Dr. Pepper Snapple Group, Inc.	16,844	1,538
General Mills, Inc.	20,931	1,337
Hormel Foods Corp.	49,930	1,894
Kimberly-Clark Corp.	10,470	1,321
Philip Morris International, Inc.	19,411	1,887

		7,977

Energy—9.6%
Core Laboratories N.V.	12,705	1,427
Exxon Mobil Corp.	16,737	1,461
Halliburton Co.	39,461	1,771
Occidental Petroleum Corp.	21,204	1,546

		6,205

Financials—23.1%
Charles Schwab Corp. (The)	39,873	1,259
CME Group, Inc.	21,075	2,203
Marsh & McLennan Cos., Inc.	40,678	2,735
Moody’s Corp.	12,207	1,322
PNC Financial Services Group, Inc. (The)	21,738	1,958
Travelers Cos., Inc. (The)	22,208	2,544
U.S. Bancorp	67,035	2,875

		14,896

Health Care—13.9%
Amgen, Inc.	9,730	1,623
Medtronic plc	23,844	2,060
Patterson Cos., Inc.	37,079	1,704
Roche Holding AG Sponsored ADR	51,671	1,600
Zoetis, Inc.	38,455	2,000

		8,987

	SHARES	VALUE
Industrials—12.8%
3M Co.	12,520	$2,206
Honeywell International, Inc.	19,088	2,226
Illinois Tool Works, Inc.	16,206	1,942
Waste Management, Inc.	29,768	1,898

		8,272

Information Technology—8.3%
Accenture plc Class A	15,073	1,842
Analog Devices, Inc.	26,671	1,719
Broadridge Financial Solutions, Inc.	26,794	1,816

		5,377

Materials—5.6%
International Flavors & Fragrances, Inc.	12,838	1,836
PPG Industries, Inc.	17,176	1,775

		3,611

Utilities—4.6%
WEC Energy Group, Inc.	49,241	2,949
TOTAL COMMON STOCKS (Identified Cost $47,685)		64,063
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $47,685)		64,063
TOTAL INVESTMENTS—99.2% (Identified Cost $47,685)		64,063	(1)
Other assets and liabilities, net—0.8%		545

NET ASSETS—100.0%		$64,608

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$64,063	$64,063

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.7%

Consumer Discretionary—14.5%
Cheesecake Factory, Inc. (The)	207,700	$10,397
Cinemark Holdings, Inc.	334,600	12,808
Sally Beauty Holdings, Inc.(2)	320,000	8,218
Thor Industries, Inc.	124,200	10,520

		41,943

Consumer Staples—5.7%
National Beverage Corp.(2)	159,004	7,004
Village Super Market, Inc. Class A	92,800	2,971
WD-40 Co.	58,154	6,538

		16,513

Energy—4.3%
Core Laboratories N.V.	109,400	12,289

Financials—16.6%
Artisan Partners Asset Management, Inc. Class A	291,900	7,940
Bank of Hawaii Corp.	146,300	10,624
First Financial Bancshares, Inc.	225,000	8,199
Primerica, Inc.	203,050	10,768
RLI Corp.	149,312	10,207

		47,738

Health Care—3.7%
Patterson Cos., Inc.	230,400	10,585

Industrials—16.9%
CEB, Inc.	150,482	8,197
CLARCOR, Inc.	76,500	4,972

	SHARES	VALUE
Industrials—continued
Graco, Inc.	147,417	$10,909
Landstar System, Inc.	165,528	11,269
RBC Bearings, Inc.(2)	117,300	8,971
Sun Hydraulics Corp.	140,000	4,518

		48,836

Information Technology—23.9%
American Software, Inc. Class A	459,391	5,099
Badger Meter, Inc.	265,634	8,901
Cabot Microelectronics Corp.	146,700	7,762
Cass Information Systems, Inc.	171,319	9,705
Cognex Corp.	126,456	6,685
Jack Henry & Associates, Inc.	118,450	10,134
Monotype Imaging Holdings, Inc.	501,799	11,095
Syntel, Inc.(2)	224,486	9,408

		68,789

Materials—2.2%
Scotts Miracle-Gro Co. (The) Class A	75,000	6,245

Real Estate—6.9%
HFF, Inc. Class A	295,500	8,182
RE/MAX Holdings, Inc. Class A	265,920	11,642

		19,824
TOTAL COMMON STOCKS (Identified Cost $208,606)		272,762
TOTAL LONG TERM INVESTMENTS—94.7%
(Identified Cost $208,606)		272,762

	SHARES	VALUE
SHORT-TERM INVESTMENT—5.0%

Money Market Mutual Fund—5.0%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(3)	14,470,963	$14,471
TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,471)		14,471
TOTAL INVESTMENTS—99.7% (Identified Cost $223,077)		287,233	(1)
Other assets and liabilities, net—0.3%		763

NET ASSETS—100.0%		$287,996

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$272,762	$272,762
Short-Term Investment	14,471	14,471

Total Investments	$287,233	$287,233

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—92.6%

Consumer Discretionary—8.1%
NVR, Inc.(2)	6,188	$10,147
Polaris Industries, Inc.(3)	179,390	13,892
Pool Corp.	77,550	7,330

		31,369

Consumer Staples—3.8%
Chefs’ Warehouse, Inc. (The)(2)	265,434	2,957
PriceSmart, Inc.	141,200	11,827

		14,784

Energy—6.5%
Core Laboratories N.V.	111,700	12,547
Dril-Quip, Inc.(2)	225,700	12,581

		25,128

Financials—14.9%
Artisan Partners Asset Management, Inc. Class A	374,800	10,194
FactSet Research Systems, Inc.	50,000	8,105
MarketAxess Holdings, Inc.	88,732	14,693
Primerica, Inc.	323,100	17,134
RLI Corp.	107,208	7,329

		57,455

Health Care—5.3%
Abaxis, Inc.	302,800	15,631
Computer Programs & Systems, Inc.(3)	187,500	4,886

		20,517

Industrials—28.8%
Copart, Inc.(2)	329,700	17,659

	SHARES	VALUE
Industrials—continued
Donaldson Co., Inc.	234,600	$8,758
Exponent, Inc.	154,526	7,890
Graco, Inc.	146,300	10,826
Landstar System, Inc.	242,600	16,516
RBC Bearings, Inc.(2)	122,148	9,342
Teledyne Technologies, Inc.(2)	152,600	16,470
Toro Co. (The)	239,400	11,214
WABCO Holdings, Inc.(2)	112,000	12,715

		111,390

Information Technology—20.9%
Aspen Technology, Inc.(2)	292,800	13,700
Autohome, Inc. ADR(2)	592,300	14,363
CDW Corp.	399,300	18,260
Jack Henry & Associates, Inc.	112,000	9,582
Shutterstock, Inc.(2)	392,900	25,027

		80,932

Materials—1.8%
AptarGroup, Inc.	91,300	7,068

Real Estate—2.5%
HFF, Inc. Class A	346,000	9,581
TOTAL COMMON STOCKS (Identified Cost $292,145)		358,224
TOTAL LONG TERM INVESTMENTS—92.6%
(Identified Cost $292,145)		358,224

SHORT-TERM INVESTMENT—5.1%

Money Market Mutual Fund—5.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(5)	19,789,259	19,789
TOTAL SHORT-TERM INVESTMENT (Identified Cost $19,789)		19,789

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—3.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.390%)(4)(5)	14,067,370	$14,067
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $14,067)		14,067
TOTAL INVESTMENTS—101.4% (Identified Cost $326,001)		392,080	(1)
Other assets and liabilities, net—(1.4)%		(5,362)

NET ASSETS—100.0%		$386,718

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$358,224	$358,224
Securities Lending Collateral	14,067	14,067
Short-Term Investment	19,789	19,789

Total Investments	$392,080	$392,080

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—87.7%

Consumer Discretionary—11.9%
Fox Factory Holding Corp.(2)	866,473	$19,903
Monro Muffler Brake, Inc.	106,200	6,496
Ollie’s Bargain Outlet Holdings, Inc.(2)(3)	746,900	19,576

		45,975

Consumer Staples—6.1%
Chefs’ Warehouse, Inc. (The)(2)	1,074,800	11,973
PriceSmart, Inc.	139,800	11,710

		23,683

Financials—9.8%
FactSet Research Systems, Inc.	77,250	12,522
Financial Engines, Inc.	95,951	2,851
MarketAxess Holdings, Inc.	68,200	11,293
Morningstar, Inc.	138,828	11,005

		37,671

Health Care—7.7%
Abaxis, Inc.	330,200	17,045
National Research Corp. Class A	777,321	12,663

		29,708

Industrials—16.8%
AAON, Inc.	305,600	8,808
Copart, Inc.(2)	263,050	14,089
HEICO Corp. Class A	243,433	14,730
Old Dominion Freight Line, Inc.(2)	238,300	16,351

	SHARES	VALUE
Industrials—continued
Omega Flex, Inc.	287,214	$11,075

		65,053

Information Technology—32.4%
ANSYS, Inc.(2)	93,900	8,696
Aspen Technology, Inc.(2)	439,100	20,546
Autohome, Inc. ADR(2)	684,800	16,606
Ellie Mae, Inc.(2)	133,450	14,052
MercadoLibre, Inc.	53,700	9,933
Mesa Laboratories, Inc.	30,100	3,442
NVE Corp.	263,300	15,519
Paycom Software, Inc.(2)	88,700	4,447
Shutterstock, Inc.(2)(3)	505,124	32,176

		125,417

Materials—3.0%
UFP Technologies, Inc.(2)	437,102	11,583
TOTAL COMMON STOCKS (Identified Cost $269,431)		339,090
TOTAL LONG TERM INVESTMENTS—87.7%
(Identified Cost $269,431)		339,090

SHORT-TERM INVESTMENT—10.7%

Money Market Mutual Fund—10.7%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(5)	41,592,377	41,592
TOTAL SHORT-TERM INVESTMENT (Identified Cost $41,592)		41,592

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—3.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.390%)(4)(5)	12,694,600	$12,695
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $12,695)		12,695
TOTAL INVESTMENTS—101.7% (Identified Cost $323,718)		393,377	(1)
Other assets and liabilities, net—(1.7)%		(6,562)

NET ASSETS—100.0%		$386,815

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and the prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$339,090	$339,090
Securities Lending Collateral	12,695	12,695
Short-Term Investment	41,592	41,592

Total Investments	$393,377	$393,377

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%

Consumer Discretionary—27.7%
Amazon.com, Inc.(2)	22,432	$18,783
Ctrip.Com International Ltd. ADR(2)	90,580	4,218
Home Depot, Inc. (The)	96,765	12,452
Las Vegas Sands Corp.	242,663	13,963
Netflix, Inc.(2)	78,330	7,719
NIKE, Inc. Class B	262,680	13,830
Priceline Group, Inc. (The)(2)	9,276	13,650
Ross Stores, Inc.	175,826	11,306
Starbucks Corp.	282,161	15,276
TripAdvisor, Inc.(2)	127,501	8,055

		119,252

Consumer Staples—12.4%
Colgate-Palmolive Co.	81,677	6,055
Costco Wholesale Corp.	55,997	8,540
Estee Lauder Cos., Inc. (The) Class A	56,707	5,022
Mead Johnson Nutrition Co.	99,855	7,890
Monster Beverage Corp.(2)	97,041	14,247
Philip Morris International, Inc.	119,927	11,659

		53,413

Energy—5.7%
Cabot Oil & Gas Corp.	172,511	4,451
Core Laboratories N.V.	59,259	6,656
Pioneer Natural Resources Co.	36,680	6,810
Schlumberger Ltd.	85,355	6,712

		24,629

	SHARES	VALUE
Financials—1.2%
Charles Schwab Corp. (The)	166,068	$5,243

Health Care—13.1%
Amgen, Inc.	19,830	3,308
BioMarin Pharmaceutical, Inc.(2)	88,076	8,149
Bristol-Myers Squibb Co.	186,116	10,035
Celgene Corp.(2)	128,802	13,464
Danaher Corp.	90,202	7,071
Gilead Sciences, Inc.	73,664	5,828
Zoetis, Inc.	161,467	8,398

		56,253

Industrials—2.8%
Roper Technologies, Inc.	42,209	7,702
Wabtec Corp.	54,100	4,417

		12,119

Information Technology—34.9%
Accenture plc Class A	63,128	7,712
Activision Blizzard, Inc.	150,780	6,680
Alibaba Group Holding Ltd. Sponsored ADR(2)	192,470	20,361
Alphabet, Inc. Class A(2)	14,747	11,858
Amphenol Corp. Class A	192,258	12,481
CoStar Group, Inc.(2)	36,271	7,854
Facebook, Inc. Class A(2)	332,000	42,586
Paycom Software, Inc.(2)	122,032	6,118
Visa, Inc. Class A	193,294	15,985
Workday, Inc. Class A(2)	109,741	10,062
Yandex N.V. Class A(2)	402,184	8,466

		150,163

	SHARES	VALUE
Materials—1.9%
Ecolab, Inc.	65,736	$8,001
TOTAL COMMON STOCKS (Identified Cost $275,665)		429,073
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified Cost $275,665)		429,073
TOTAL INVESTMENTS—99.7% (Identified Cost $275,665)		429,073	(1)
Other assets and liabilities, net—0.3%		1,346

NET ASSETS—100.0%		$430,419

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings (Unaudited)†
United States	92%
China	6
Russia	2
Total	100%
† % of total investments as of September 30, 2016.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$429,073	$429,073

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities as of September 30, 2016.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—4.0%
Argentine Republic
144A 7.500%, 4/22/26(4)	$300		$338
7.875%, 6/15/27	235		252
Series NY, 8.280%, 12/31/33	294		339
144A 7.125%, 7/6/36(4)	150		159
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	35		25
RegS 7.750%, 10/13/19(5)	34		21
RegS 8.250%, 10/13/24(5)	40		20
7.650%, 4/21/25	320		155
9.375%, 1/13/34	245		128
Federative Republic of Brazil
8.500%, 1/5/24	390	BRL	111
Treasury Note Series F, 10.000%, 1/1/25	230	BRL	67
5.625%, 1/7/41	140		140
Kingdom of Morocco 144A 5.500%, 12/11/42(4)	200		229
Mongolia 144A 5.125%, 12/5/22(4)	200		176
Provincia de Buenos Aires 144A 9.125%, 3/16/24(4)	150		168
Republic of Azerbaijan 4.750%, 3/13/23	200		198
Republic of Chile 5.500%, 8/5/20	95,000	CLP	154
Republic of Colombia
4.375%, 3/21/23	386,000	COP	120
9.850%, 6/28/27	340,000	COP	144
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		214
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(4)	200		209
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		263
Republic of Indonesia Series FR56, 8.375%, 9/15/26	3,872,000	IDR	323
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,125	ZAR	83
Series R208, 6.750%, 3/31/21	1,820	ZAR	126
Republic of Turkey
9.000%, 3/8/17	250	TRY	84
6.250%, 9/26/22	200		220
4.875%, 10/9/26	285		291
4.875%, 4/16/43	200		187
Russian Federation 144A 7.850%, 3/10/18(4)	10,000	RUB	157
Sultanate of Oman 144A 4.750%, 6/15/26(4)	235		236
Ukraine 144A 7.750%, 9/1/26(4)	160		151
United Mexican States
Series M, 6.500%, 6/9/22	6,451	MXN	344
4.750%, 3/8/44	140		146
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $6,149)			5,978

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—6.2%

Agency—1.7%
FHLMC 3.500%, 4/1/46	$251	$265
FNMA
3.500%, 12/1/42	237	251
3.000%, 3/1/43	407	424
3.000%, 4/1/43	272	284
3.000%, 6/1/43	263	274
4.000%, 10/1/44	251	270
3.500%, 1/1/45	185	195
3.500%, 12/1/45	167	176
3.500%, 1/1/46	96	101
3.000%, 2/1/46	328	341

		2,581

Non-Agency—4.5%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	180	198
15-SFR2, C 144A 4.691%, 10/17/45(4)	205	227
15-SFR1, A 144A 3.467%, 4/17/52(4)	141	150
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.311%, 6/25/33(3)	115	111
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	30	30
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.144%, 7/25/35(3)	175	173
05-12, 2A4 5.575%, 2/25/36(3)	160	159
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	154	165
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	375	388
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	53	53
15-A, A1 144A 3.500%, 6/25/58(3)(4)	133	136
Colony American Finance Ltd. 15-1 144A 2.896%, 10/15/47(4)	121	123
Credit Suisse Commercial Mortgage-Backed Trust 07-C5, A1AM 5.870%, 9/15/40(3)	174	160
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	79	76
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.510%, 8/10/44(3)(4)	160	168

	PAR VALUE	VALUE
Non-Agency—continued
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	$130	$132
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	55	56
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	63	55
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	41	42
06-HI1, M1 6.010%, 2/25/36(3)	26	26
07-HSA3, AI4 6.110%, 6/25/37(3)	280	282
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	119	117
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	132	139
16-1, M2 144A 3.750%, 4/25/45(3)(4)	123	128
16-2, M2 144A 3.750%, 12/25/45(3)(4)	229	237
11-C4, A4, 144A 4.388%, 7/15/46(4)	120	131
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.326%, 2/25/35(3)	103	94
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	225	219
05-2, 2A1 6.000%, 1/25/35	103	106
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	159	166
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	60	61
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(3)(4)	105	105
Morgan Stanley—Bank of America (Merrill Lynch) Trust 15-C26,C 4.558%, 10/15/48(3)	155	162
Morgan Stanley Capital I Trust 07-IQ14, AM 5.864%, 4/15/49(3)	137	132
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	100	100
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	55	54
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	72	72

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32	$76	$77
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	128	129
Sequoia Mortgage Trust
14-4, A6 144A 3.500%, 11/25/44(3)(4)	130	134
15-1, A1 144A 3.500%, 1/25/45(3)(4)	137	141
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	86	86
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	115	117
15-3, A1B 144A 3.000%, 3/25/54(3)(4)	164	167
15-5, A2 144A 3.500%, 5/25/55(3)(4)	100	101
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	180	176
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	100	100
16-NPL9, A1 144A 3.500%, 9/25/46(3)(4)	100	100
15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	83	83
15-NPL3, A1 144A 3.375%, 10/25/58(3)(4)	80	80
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	165	174
Wells Fargo—Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.866%, 11/15/44(3)(4)	150	166

		6,764
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,205)		9,345

ASSET-BACKED SECURITIES—1.6%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(4)	254	255
15-1A, C 144A 3.580%, 6/15/21(4)	400	403
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(4)	145	145
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	49	50

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(4)	$140	$141
15-A1, C 144A 4.100%, 12/15/20(4)	165	168

15-2A, C 144A 3.900%, 3/15/21(4)	175	177
15-3A, D 144A 6.550%, 10/17/22(4)	155	159
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	236	238
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(4)	130	132
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(4)	210	213
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	103
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	198	186
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,361)		2,370

CORPORATE BONDS AND NOTES—21.0%

Consumer Discretionary—3.1%
Aramark Services, Inc. 144A 4.750%, 6/1/26(4)	85	86
Beazer Homes USA, Inc.
5.750%, 6/15/19	95	99
144A 8.750%, 3/15/22(4)	50	53
Boyd Gaming Corp. 6.875%, 5/15/23	80	87
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(4)	55	56
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	40	41
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	67
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	150	161
CCO Holdings LLC 144A 5.500%, 5/1/26(4)	55	58
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	260	259
Columbus Cable Barbados Ltd. Series B,144A 7.375%, 3/30/21(4)	200	213
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(4)	45	47

	PAR VALUE	VALUE
Consumer Discretionary—continued
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(4)	$10	$10
DISH DBS Corp. 144A 7.750%, 7/1/26(4)	10	11
Hanesbrands, Inc.
144A 4.625%, 5/15/24(4)	25	26
144A 4.875%, 5/15/26(4)	50	51
Landry’s, Inc.
144A 9.375%, 5/1/20(4)	65	68
144A 6.750%, 10/15/24(4)	45	46
M/I Homes, Inc. 6.750%, 1/15/21	90	95
MDC Holdings, Inc. 5.500%, 1/15/24	155	163
Meritor, Inc. 6.750%, 6/15/21	60	61
MGM Growth Properties Operating Partnership LP
(MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(4)	30	33
144A 4.500%, 9/1/26(4)	40	40
MGM Resorts International 6.000%, 3/15/23	85	92
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	105	114
MPG Holdco I, Inc. 7.375%, 10/15/22	160	165
New York University 4.142%, 7/1/48	105	108
Newell Brands, Inc. 144A 5.000%, 11/15/23(4)	25	27
Party City Holdings, Inc. 144A 6.125%, 8/15/23(4)	25	27
PetSmart, Inc. 144A 7.125%, 3/15/23(4)	140	147
QVC, Inc. 5.125%, 7/2/22	135	143
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(4)	100	107
Scientific Games International, Inc.
6.625%, 5/15/21	110	84
144A 7.000%, 1/1/22(4)	110	117
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(4)	215	220
Signet UK Finance plc 4.700%, 6/15/24	165	159
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	150	154
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(4)	120	121
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	95	104
Toll Brothers Finance Corp.
5.625%, 1/15/24	40	43
4.875%, 11/15/25	290	298

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
TRI Pointe Group, Inc. 5.875%, 6/15/24	$165	$173
VTR Finance BV 144A 6.875%, 1/15/24(4)	200	207
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	150	150

		4,591

Consumer Staples—0.6%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	100	102
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	195
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	67
Post Holdings, Inc. 144A 5.000%, 8/15/26(4)	125	125
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	45	49
Safeway, Inc. 7.250%, 2/1/31	95	95
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	175	158
US Foods, Inc. 144A 5.875%, 6/15/24(4)	25	26
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	97	105

		922

Energy—4.8%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	65	77
Anadarko Petroleum Corp.
4.850%, 3/15/21	30	32
5.550%, 3/15/26	40	46
6.600%, 3/15/46	85	104
Antero Midstream Partners LP 144A 5.375%, 9/15/24(4)	45	46
Antero Resources Corp. 5.625%, 6/1/23	90	92
Archrock Partners LP 6.000%, 10/1/22	150	140
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	60	59
Callon Petroleum Co. 144A 6.125%, 10/1/24(4)	50	52
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	119
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(4)	145	157
Cimarex Energy Co. 4.375%, 6/1/24	85	89
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	94
Concho Resources, Inc. 5.500%, 4/1/23	55	57

	PAR VALUE	VALUE
Energy—continued
CONSOL Energy, Inc. 5.875%, 4/15/22	$65	$60
Continental Resources, Inc.
5.000%, 9/15/22	95	95
4.500%, 4/15/23	60	58
Ecopetrol S.A.
5.875%, 9/18/23	125	135
5.375%, 6/26/26	170	177
Enbridge Energy Partners LP 4.375%, 10/15/20	30	32
Encana Corp. 3.900%, 11/15/21	60	60
Energy Transfer Equity LP 5.875%, 1/15/24	180	188
EnLink Midstream Partners LP 4.850%, 7/15/26	15	15
EnQuest plc 144A 7.000%, 4/15/22(4)	200	105
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	90	54
FTS International, Inc. 6.250%, 5/1/22	90	35
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(7)	200	217
Gulfport Energy, Corp. 7.750%, 11/1/20	80	83
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	100
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)	15	16
KazMunayGas National Co. 144A 6.375%, 4/9/21(4)	200	221
Kinder Morgan, Inc. 7.750%, 1/15/32	165	200
Laredo Petroleum, Inc. 7.375%, 5/1/22	115	119
Linn Energy LLC 6.500%, 5/15/19(13)	150	39
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	200	207
MPLX LP 4.875%, 12/1/24	225	233
Newfield Exploration Co. 5.375%, 1/1/26	170	170
NGL Energy Partners LP 5.125%, 7/15/19	160	151
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	85	94
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)	214	40
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(13)	165	31
Parker Drilling Co. 7.500%, 8/1/20	190	153

	PAR VALUE		VALUE
Energy—continued
Parsley Energy LLC 144A 6.250%, 6/1/24(4)	$195		$202
Petrobras Global Finance BV
5.375%, 1/27/21	120		119
8.375%, 5/23/21	60		66
8.750%, 5/23/26	130		144
Petroleos de Venezuela S.A
RegS 8.500%, 11/2/17(5)	60		52
144A 6.000%, 5/16/24(4)	490		210
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	80		90
6.500%, 6/2/41	195		190
PHI, Inc. 5.250%, 3/15/19	70		68
QEP Resources, Inc.
6.875%, 3/1/21	75		79
5.250%, 5/1/23	65		64
Range Resources Corp. 144A 5.000%, 3/15/23(4)	155		152
Regency Energy Partners LP
5.875%, 3/1/22	75		83
5.000%, 10/1/22	45		48
Rosneft Oil Co. 144A 4.199%, 3/6/22(4)(7)	200		201
Sabine Oil & Gas Corp. 7.250%, 6/15/19(13)	185		3
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	160		170
SM Energy Co. 6.125%, 11/15/22	70		70
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(4)	200		225
Sunoco LP 144A 6.375%, 4/1/23(4)	335		346
TransCanada Trust 5.625%, 5/20/75(3)(6)	175		177
Transocean, Inc.
6.800%, 12/15/16	55		55
144A 9.000%, 7/15/23(4)	40		39
6.800%, 3/15/38	45		30
YPF S.A. 144A 8.500%, 3/23/21(4)	95		106

			7,246

Financials—4.6%
Akbank TAS 144A 7.500%, 2/5/18(4)	600	TRY	191
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	175		188
Ally Financial, Inc.
4.250%, 4/15/21	60		61
5.750%, 11/20/25	115		121
Ares Capital Corp. 3.625%, 1/19/22	90		91
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(4)	200		212
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		218

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	$190		$212
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	90		100
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195		207
Bancolombia S.A. 5.125%, 9/11/22	215		224
Bank of America Corp. 4.450%, 3/3/26	165		177
Bank of China Ltd. 144A 5.000%, 11/13/24(4)	200		216
Barclays plc 3.200%, 8/10/21	200		201
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	35,000	CLP	55
Capital One Financial Corp. 3.750%, 7/28/26	150		151
Citigroup, Inc. 4.600%, 3/9/26	165		176
Citizens Financial Group, Inc. 5.500%(3)(8)	175		171
Compass Bank 3.875%, 4/10/25	250		245
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	250		240
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		210
Fidelity National Financial, Inc. 5.500%, 9/1/22	50		55
FS Investment Corp. 4.750%, 5/15/22	185		190
Genworth Holdings, Inc. 4.900%, 8/15/23	105		88
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(4)	200		212
ICAHN Enterprises LP
6.000%, 8/1/20	70		71
5.875%, 2/1/22	100		97
ICICI Bank Ltd. 144A 4.000%, 3/18/26(4)	200		207
ING Groep NV 6.000%(3)(6)(8)	200		195
iStar Financial, Inc.
4.875%, 7/1/18	65		66
5.000%, 7/1/19	100		100
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		218
Leucadia National Corp. 5.500%, 10/18/23	70		74
Morgan Stanley
144A 10.090%, 5/3/17(4)	300	BRL	91
4.350%, 9/8/26	85		91
Navient Corp. 7.250%, 9/25/23	35		35

	PAR VALUE	VALUE
Financials—continued
OM Asset Management plc 4.800%, 7/27/26	$150	$150
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	240	259
Prudential Financial, Inc.
5.875%, 9/15/42(3)	205	226
5.625%, 6/15/43(3)(6)	75	81
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(3)(4)(7)	200	202
Springleaf Finance Corp. 5.250%, 12/15/19	75	77
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150	152
Toronto-Dominion Bank (The) 3.625%, 9/15/31(3)	60	60
Trinity Acquisition plc 4.400%, 3/15/26	135	141
Voya Financial, Inc. 5.650%, 5/15/53(3)	155	155
Woodside Finance Ltd. 144A 3.700%, 9/15/26(4)	25	25

		6,985

Health Care—1.1%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(4)(11)	27	27
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	35	23
Double Eagle Acquisition Sub, Inc. 144A 7.500%, 10/1/24(4)	60	61
Endo Finance LLC 144A 6.000%, 7/15/23(4)	140	128
HCA, Inc.
5.375%, 2/1/25	110	114
5.250%, 6/15/26	55	58
IASIS Healthcare LLC 8.375%, 5/15/19	105	95
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	20	21
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75	79
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(4)	10	11
Ortho-Clinical Diagnostics, Inc. (Ortho-Clinical Diagnostics S.A.) 144A 6.625%, 5/15/22(4)	145	128
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(4)	80	83
Quorum Health Corp. 144A 11.625%, 4/15/23(4)	65	54
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	115	123

	PAR VALUE	VALUE
Health Care—continued
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	$167	$176
Team Health, Inc. 144A 7.250%, 12/15/23(4)	10	11
Teleflex, Inc. 4.875%, 6/1/26	75	78
Tenet Healthcare Corp.
5.500%, 3/1/19	40	39
4.500%, 4/1/21	90	91
8.125%, 4/1/22	40	40
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	30	31
144A 5.000%, 6/1/26(4)	65	68
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(4)	60	57
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	4
144A 7.250%, 7/15/22(4)	105	98

		1,703

Industrials—1.8%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	72	74
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(4)	25	25
Bombardier, Inc.
4.750%, 4/15/19(5)	25	24
144A 6.125%, 1/15/23(4)	140	125
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	90	104
Cemex Finance LLC 144A 6.000%, 4/1/24(4)	200	205
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	192	204
99-2, C2 AMBC 6.236%, 3/15/20	93	98
01-1, A1 6.703%, 6/15/21	89	96
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	116
GATX Corp. 3.250%, 9/15/26	25	25
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(4)	175	168
Hawaiian Airlines Pass-Through Certificates 13-1B, 4.950%, 1/15/22	141	141
Masco Corp.
5.950%, 3/15/22	130	148
4.450%, 4/1/25	45	48
Owens Corning 3.400%, 8/15/26	180	181
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(4)	200	204

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(4)	$60	$66
Standard Industries, Inc. 144A 5.500%, 2/15/23(4)	40	42
TransDigm, Inc.
6.000%, 7/15/22	130	138
6.500%, 5/15/25	50	52
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	159	169
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	86	88
Wheels Up Finance I LLC
16-01, A 0.500%, 6/30/17(3)(14)(17)	31	31
16-01, A 7.500%, 6/30/24(14)	147	145

		2,717

Information Technology—0.5%
Blackboard, Inc. 144A 7.750%, 11/15/19(4)	95	95
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(4)	30	32
144A 7.125%, 6/15/24(4)	30	33
144A 6.020%, 6/15/26(4)	30	33
144A 8.100%, 7/15/36(4)	30	35
144A 8.350%, 7/15/46(4)	30	36
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	80	86
Infor US, Inc. 6.500%, 5/15/22	80	82
NXP BV (NXP Funding LLC) 144A 4.625%, 6/1/23(4)	200	219
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(4)	50	50

		701

Materials—2.1%
AK Steel Corp. 7.500%, 7/15/23	80	85
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	260	278
ArcelorMittal 6.125%, 6/1/25	175	192
Berry Plastics Corp. 5.125%, 7/15/23	160	163
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)(6)	205	232
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(4)	100	106
Boise Cascade Co. 144A 5.625%, 9/1/24(4)	120	122

	PAR VALUE	VALUE
Materials—continued
Cascades, Inc. 144A 5.500%, 7/15/22(4)	$215	$220
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	71
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	75	78
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	60	70
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	55	50
3.875%, 3/15/23	80	73
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	108
Graphic Packaging International, Inc. 4.125%, 8/15/24	155	156
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	200	197
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	200	209
Novelis Corp.
144A 6.250%, 8/15/24(4)	10	11
144A 5.875%, 9/30/26(4)	135	139
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(4)	30	31
144A 7.000%, 7/15/24(4)	5	5
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	95	102
Teck Resources Ltd.
144A 8.000%, 6/1/21(4)	15	16
144A 8.500%, 6/1/24(4)	25	29
United States Steel Corp. 7.375%, 4/1/20	17	17
Vale Overseas Ltd. 5.875%, 6/10/21	105	110
Valvoline, Inc. 144A 5.500%, 7/15/24(4)	15	16
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	200	199

		3,085

Real Estate—0.5%
Corporate Office Properties LP 3.600%, 5/15/23	170	170
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	120	120
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	75	78
MPT Operating Partnership LP
6.375%, 3/1/24	15	16
5.500%, 5/1/24	90	95
5.250%, 8/1/26	10	10
Select Income REIT 4.500%, 2/1/25	165	167

	PAR VALUE		VALUE
Real Estate—continued
WP Carey, Inc. 4.250%, 10/1/26	$75		$76

			732

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	200		206
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	100
AT&T, Inc.
4.800%, 6/15/44	110		116
5.650%, 2/15/47	55		65
CenturyLink, Inc. Series Y 7.500%, 4/1/24	105		112
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		175
Frontier Communications Corp.
6.250%, 9/15/21	75		72
10.500%, 9/15/22	40		43
GTH Finance BV 144A 7.250%, 4/26/23(4)	200		218
Neptune Finance Corp. 144A 6.625%, 10/15/25(4)	200		217
Qwest Corp. 7.250%, 9/15/25	80		88
Sprint Communications, Inc. 6.000%, 11/15/22	150		141
Sprint Corp. 7.250%, 9/15/21	105		106
T-Mobile USA, Inc. 6.500%, 1/15/26	75		83
Windstream Corp.
7.750%, 10/15/20	105		108
7.750%, 10/1/21	160		160

			2,010

Utilities—0.6%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200		190
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145		167
NRG Yield Operating LLC 5.375%, 8/15/24	70		72
Southern Power Co. 4.150%, 12/1/25	190		205
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	120		113
TerraForm Power Operating LLC 144A 9.375%, 2/1/23(3)(4)	160		166

			913
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $31,881)			31,605

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(3)—3.8%

Consumer Discretionary—0.7%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$53	$50
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(15)	45	52
Tranche B-6, 9.750%, 3/1/17(15)	40	43
Caesars Entertainment Resort Properties LLC 0.000%, 10/11/20(9)	150	150
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	72	72
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	48	48
Cengage Learning, Inc. 5.250%, 6/7/23	49	49
Floor & Decor Outlets of America, Inc. 0.000%, 9/29/23(9)	97	97
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	47	47
Harbor Freight Tools USA, Inc. 4.000%, 8/18/23	68	68
Laureare Education, Inc. 2021 Extended, 8.157%, 3/17/21	87	87
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	61	61
Mohegan Tribal Gaming Authority 0.000%, 9/30/23(9)	90	89
Transtar Holding Co. Second Lien, 12.000%, 10/9/19(15)	77	11
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	93	94
UFC Holdings LLC First Lien 5.000%, 8/18/23	72	73

		1,091

Consumer Staples—0.5%
Albertson’s LLC Trance B-4, 4.500%, 8/25/21	128	129
Amplify Snack Brands, Inc. 6.500%, 9/2/23	150	149
ASP MSG Acquisitions, Co., Inc. 6.000%, 8/16/23	112	113
Chobani LLC 0.000%, 9/29/23(9)	28	28

	PAR VALUE	VALUE
Consumer Staples—continued
Coty, Inc. Tranche B, 3.750%, 10/27/22	$22	$22
Galleria Co. Tranche B, 3.750%, 1/26/23	44	44
Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	170	172
Kronos Second Lien, 9.750%, 4/30/20	82	84

		741

Energy—0.2%
California Resources Corp. 11.375%, 12/31/21	80	84
Chesapeake Energy Corp. 8.500%, 8/23/21	24	25
EP Energy LLC 0.000%, 6/30/21(9)	120	118
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	106	95
Seadrill Operating LP 4.000%, 2/21/21	101	51

		373

Financials—0.1%
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	130	120

Health Care—0.6%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22	43	41
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	53	53
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	87	87
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	91	92
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	52	46
InVentiv Health, Inc.
Tranche B-4, 7.750%, 5/15/18	150	151
Tranche B 0.000%, 9/29/23(9)	43	43
MMM Holdings, Inc. 9.750%, 12/12/17(14)(15)	48	47
MPH Acquisition Holdings LLC 5.000%, 6/7/23	42	43
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(14)(15)	35	34
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	97	97

	PAR VALUE	VALUE
Health Care—continued
Quorum Health Corp. 6.750%, 4/29/22	$49	$47
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	122	122

		903

Industrials—0.4%
Aspen Merger Sub (Coinstar), Inc. 0.000%, 9/26/23(9)	54	54
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	69	69
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	37	37
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	104	104
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	88	89
Navistar, Inc. Tranche B 6.500%, 8/7/20	90	90
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	210	208

		651

Information Technology—0.6%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	51	51
Blackboard, Inc. Tranche B-4 0.000%, 6/30/21(9)	90	89
Donnelley Financial Solutions 0.000%, 9/26/23(9)	38	38
First Data Corp.
Tranche 2021 4.525%, 3/24/21	189	191
Tranche 2022 4.275%, 7/8/22	157	158
Infinity Acquisition Ltd. 4.250%, 8/6/21	70	67
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	77	76
On Semiconductor 5.250%, 3/31/23	43	43
Presidio, Inc. Refinancing, 5.250%, 2/2/22	111	111
Press Ganey Holdings, Inc. 3.250%, 9/29/23	12	12
Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	11	11

		847

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—0.4%
Anchor Glass Container Corp. Tranche B, 4.750%, 7/1/22	$106		$107
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	137		134
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	65		64
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	11		11
Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 5.500%, 6/7/20	144		145
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	119		119
PQ Corp. Tranche B-1, 5.750%, 11/4/22	24		24

			604

Real Estate—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	83		84

Utilities—0.2%
Atlantic Power LP 6.000%, 4/13/23	140		142
Energy Future Holdings 5.000%, 10/31/17(15)	64		65
Tranche C 5.000%, 10/31/17(15)	15		15
NRG Energy, Inc. 3.500%, 6/30/23	145		145

			367
TOTAL LOAN AGREEMENTS (Identified Cost $5,861)			5,781

	SHARES
PREFERRED STOCKS—1.2%

Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	204

Financials—0.9%
Citigroup, Inc. 6.250%(3)	7,400		214
Citigroup, Inc. 7.125%(3)	205	(10)	221
JPMorgan Chase & Co. Series V, 5.000%(3)	80	(10)	79
JPMorgan Chase & Co. Series Z, 5.300%(3)	35	(10)	36
KeyCorp. 5.000%(3)	145	(10)	143

	SHARES		VALUE
Financials—continued
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	$155
SunTrust Bank, Inc. 5.625%(3)	55	(10)	57
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	172
Zions Bancorp 6.950%(3)	8,300		246

			1,323

Industrials—0.2%
General Electric Co. Series D, 5.000%(3)	227	(10)	241
TOTAL PREFERRED STOCKS (Identified Cost $1,671)			1,768

COMMON STOCKS—59.4%

Consumer Discretionary—14.7%
Amazon.com, Inc.(2)	3,500		2,931
Bridgestone Corp. ADR	28,450		522
Ctrip.Com International Ltd. ADR(2)	25,150		1,171
Fuji Heavy Industries Ltd. ADR	7,050		529
Home Depot, Inc. (The)	15,000		1,930
IMAX Corp.	20,350		590
Las Vegas Sands Corp.	37,400		2,152
Netflix, Inc.(2)	12,100		1,192
NIKE, Inc. Class B	40,500		2,132
Priceline Group, Inc. (The)(2)	1,400		2,060
Ross Stores, Inc.	27,100		1,743
Sony Corp. Sponsored ADR	23,250		772
Starbucks Corp.	43,500		2,355
TripAdvisor, Inc.(2)	19,700		1,245
WPP plc Sponsored ADR	7,070		832

			22,156

Consumer Staples—7.0%
British American Tobacco plc Sponsored ADR	5,990		765
Colgate-Palmolive Co.	12,600		934
Costco Wholesale Corp.	8,700		1,327
Estee Lauder Cos., Inc. (The) Class A	8,700		770
Heineken N.V. Sponsored ADR	16,310		715
Marine Harvest ASA Sponsored ADR	44,850		804
Mead Johnson Nutrition Co.	15,400		1,217
Monster Beverage Corp.(2)	15,000		2,202
Philip Morris International, Inc.	18,500		1,798

			10,532

Energy—3.4%
Cabot Oil & Gas Corp.	26,400		681
Core Laboratories N.V.	9,100		1,022
Pioneer Natural Resources Co.	5,700		1,058

	SHARES	VALUE
Energy—continued
Schlumberger Ltd.	13,200	$1,038
Statoil ASA Sponsored ADR	38,420	646
Technip S.A. ADR	40,540	622

		5,067

Financials—1.8%
American International Group, Inc.	11,280	669
Charles Schwab Corp. (The)	25,700	811
DBS Group Holdings Sponsored ADR	11,490	524
ORIX Corp. Sponsored ADR	10,200	757

		2,761

Health Care—7.2%
Allergan plc	3,890	896
Amgen, Inc.	3,000	500
BioMarin Pharmaceutical, Inc.(2)	13,600	1,258
Bristol-Myers Squibb Co.	28,700	1,548
Celgene Corp.(2)	19,900	2,080
Danaher Corp.	13,900	1,090
Gilead Sciences, Inc.	11,400	902
Icon plc	7,785	602
Shire plc ADR	3,590	696
Zoetis, Inc.	25,000	1,300

		10,872

Industrials—3.1%
Airbus Group Se ADR	43,770	661
Ashtead Group plc ADR	8,730	583
Nidec Corp. Sponsored ADR	39,750	910
RELX plc Sponsored ADR	35,240	675
Roper Technologies, Inc.	6,500	1,186
Wabtec Corp.	8,403	686

		4,701

Information Technology—17.7%
Accenture plc Class A	9,800	1,197
Activision Blizzard, Inc.	23,200	1,028
Alibaba Group Holding Ltd. Sponsored ADR(2)	29,700	3,142
Alphabet, Inc. Class A(2)	2,300	1,849
Amphenol Corp. Class A	29,600	1,922
Broadcom Ltd.	4,340	749
Check Point Software Technologies Ltd.	6,720	522
CoStar Group, Inc.(2)	5,600	1,213
Facebook, Inc. Class A(2)	51,200	6,567
NXP Semiconductors NV	7,260	741
Paycom Software, Inc.(2)	18,900	947
SAP SE Sponsored ADR	8,260	755
Tencent Holdings Ltd. ADR	24,430	681
Visa, Inc. Class A	29,800	2,464
Workday, Inc. Class A(2)	16,900	1,550
Yandex N.V. Class A(2)	62,300	1,311

		26,638

Materials—2.1%
Agnico Eagle Mines Ltd.	18,900	1,024
Ecolab, Inc.	10,100	1,229

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—continued
Randgold Resources Ltd. ADR	8,550	$856

		3,109

Real Estate—0.4%
Unibail-Rodamco SE ADR	23,680	636

Telecommunication Services—1.6%
KDDI Corp. ADR	64,870	1,002
Nippon Telegraph & Telephone Corp. ADR	14,660	672
Spark New Zealand Ltd. Sponsored ADR	52,270	687

		2,361

Utilities—0.4%
Korea Electric Power Corp. Sponsored ADR	23,210	566
TOTAL COMMON STOCKS (Identified Cost $84,836)		89,399

AFFILIATED MUTUAL FUND—1.2%
Virtus Credit Opportunities Fund Class R6(12)	177,261	1,743
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,772)		1,743
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $143,736)		147,989	(16)

SHORT-TERM INVESTMENT—0.4%

Money Market Mutual Fund—0.4%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(12)	665,749	666
TOTAL SHORT-TERM INVESTMENT (Identified Cost $666)		666
TOTAL INVESTMENTS—98.8% (Identified Cost $144,402)		148,655	(1)
Other assets and liabilities, net—1.2%		1,757

NET ASSETS—100.0%		$150,412

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $24,063 or 16.0% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	No contractual maturity date.
(9)	This loan will settle after September 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	100% of the income received was in cash.
(12)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(13)	Security in default, no interest payments are being received.
(14)	Illiquid security.
(15)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(16)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(17)	Represents unfunded portion of security and commitment fee earned on this portion.

Country Weightings†
United States	69%
China	4
Japan	3
United Kingdom	3
Netherlands	2
Canada	2
Russia	1
Other	16
Total	100%
† % of total investments as of September 30, 2016.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,370	$—	$2,370	$—
Corporate Bonds and Notes	31,605	—	31,398	207
Foreign Government Securities	5,978	—	5,978	—
Loan Agreements	5,781	—	5,770	11
Mortgage-Backed Securities	9,345	—	9,345	—
Equity Securities:
Affiliated Mutual Fund	1,743	1,743	—	—
Common Stocks	89,399	89,399	—	—
Preferred Stocks	1,768	460	1,308	—
Short-Term Investment	666	666	—	—

Total Investments	$148,655	$92,268	$56,169	$218

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Loan Agreements
Investments in Securities
Balance as of March 31, 2016:	$294
Accrued discount/(premium)	—	(c)
Realized gain (loss)	1
Change in unrealized appreciation/(depreciation)(d)	7
Purchases	325
Sales(b)	(259)
Transfers into Level 3(a)	31	(e)
Transfers from Level 3(a)	(181	)(f)

Balance as of September 30, 2016(f)	$218	(g)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of September 30, 2016 was $114.
(e)	The transfers into Level 3 are due to a decrease in trading activities at period end.
(f)	The transfers are due to an increase in trading activities at period end.
(g)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Contrarian Value Fund	Enhanced Core Equity Fund	Mid-Cap Core Fund	Mid-Cap Growth Fund	Quality Large-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$224,570	$154,521	$55,453	$89,007	$64,063
Cash	2,000	882	1,481	750	543
Deposits with prime broker	—	617	—	—	—
Receivables
Investment securities sold	1,049	12,417	1,143	1,300	—
Fund shares sold	107	191	373	78	4
Dividends and interest receivable	254	52	31	45	111
Tax reclaims	—	6	—	—	—
Securities lending receivable	2	—	— (4)	1	—
Other	3	2	1	1	1
Prepaid expenses	54	35	26	32	25
Prepaid trustee retainer	8	4	1	2	2

Total assets	228,047	168,727	58,509	91,216	64,749

Liabilities
Written options at value(3)	—	241	—	—	—
Payables
Fund shares repurchased	11,870	242	149	120	30
Investment securities purchased	—	12,474	1,904	1,299	—
Collateral on securities loaned	3,083	—	1,567	2,230	—
Investment advisory fees	139	81	23	53	38
Distribution and service fees	50	51	12	20	17
Administration fees	23	16	6	9	7
Transfer agent fees and expenses	64	37	13	24	15
Professional fees	25	16	17	25	19
Trustee deferred compensation plan	3	2	1	1	1
Other accrued expenses	10	24	13	17	14

Total liabilities	15,267	13,184	3,705	3,798	141

Net Assets	$212,780	$155,543	$54,804	$87,418	$64,608

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$165,139	$149,386	$50,159	$61,326	$62,237
Accumulated undistributed net investment income (loss)	968	215	(141)	(504)	173
Accumulated undistributed net realized gain (loss)	(19,713)	878	(538)	1,206	(14,180)
Net unrealized appreciation (depreciation) on investments	66,386	4,886	5,324	25,390	16,378
Net unrealized appreciation (depreciation) on written options	—	178	—	—	—

Net Assets	$212,780	$155,543	$54,804	$87,418	$64,608

Class A
Net asset value (net assets/shares outstanding) per share	$34.36	$18.45	$23.85	$23.40	$15.58
Maximum offering price per share NAV/(1–5.75%)	$36.46	$19.58	$25.31	$24.83	$16.53
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,555,963	5,475,976	881,306	3,370,174	3,251,728
Net Assets	$87,834	$101,018	$21,022	$78,868	$50,665
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—	$—	$19.24	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	13,254	—
Net Assets	$—	$—	$—	$255	$—
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$32.86	$16.83	$22.69	$19.25	$15.24
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,081,417	2,159,550	404,255	252,718	495,122
Net Assets	$35,538	$36,341	$9,172	$4,864	$7,544
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$34.34	$18.40	$24.12	$23.97	$15.59
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,509,469	988,162	1,020,194	143,149	410,459
Net Assets	$86,184	$18,184	$24,610	$3,431	$6,399
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$34.35	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	93,877	—	—	—	—
Net Assets	$3,224	$—	$—	$—	$—

(1)Investment in unaffiliated securities at cost	$158,184	$149,635	$50,129	$63,617	$47,685
(2)Market value of securities on loan	$3,059	$—	$1,571	$2,204	$—
(3)Written options at cost	$—	$419	$—	$—	$—
(4)Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Quality Small-Cap Fund		Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Assets
Investment in unaffiliated securities at value(1)(2)	$287,233		$392,080	$393,377	$429,073	$146,912
Investment in affiliated fund at value(3)	—		—	—	—	1,743
Cash	5,250		6,000	4,200	2,115	1,279
Receivables
Investment securities sold	—		—	244	4,216	2,880
Fund shares sold	590		3,303	3,523	25	1
Dividends and interest receivable	139		44	93	313	766
Tax reclaims	—	(4)	—	—	—	1
Securities lending receivable	—		9	6	—	—
Other	5		7	6	7	2
Prepaid expenses	42		71	42	47	28
Prepaid trustee retainer	7		9	8	10	4

Total assets	293,266		401,523	401,499	435,806	153,616

Liabilities
Payables
Fund shares repurchased	639		292	266	405	161
Investment securities purchased	4,285		—	1,247	4,385	2,831
Collateral on securities loaned	—		14,067	12,695	—	—
Investment advisory fees	166		235	264	248	86
Distribution and service fees	37		42	54	97	34
Administration fees	29		39	36	44	16
Transfer agent fees and expenses	62		70	65	114	31
Professional fees	22		21	20	29	22
Trustee deferred compensation plan	4		5	5	6	2
Other accrued expenses	26		34	32	59	21

Total liabilities	5,270		14,805	14,684	5,387	3,204

Net Assets	$287,996		$386,718	$386,815	$430,419	$150,412

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$218,889		$314,406	$316,654	$247,140	$135,124
Accumulated undistributed net investment income (loss)	217		(343)	(1,226)	(965)	154
Accumulated undistributed net realized gain (loss)	4,734		6,576	1,728	30,836	10,881
Net unrealized appreciation (depreciation) on investments	64,156		66,079	69,659	153,408	4,253

Net Assets	$287,996		$386,718	$386,815	$430,419	$150,412

Class A
Net asset value (net assets/shares outstanding) per share	$15.56		$22.04	$19.18	$14.48	$8.82
Maximum offering price per share NAV/(1–5.75%)	$16.51		$23.38	$20.35	$15.36	$9.36
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,755,218		2,789,923	7,672,599	27,963,432	16,500,034
Net Assets	$73,974		$61,496	$147,198	$404,896	$145,470
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—		$—	$—	$11.89	$8.95
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		—	—	78,973	16,824
Net Assets	$—		$—	$—	$939	$151
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.34		$19.00	$17.58	$11.89	$9.03
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,716,129		1,868,384	1,776,921	1,336,106	530,477
Net Assets	$26,318		$35,496	$31,234	$15,892	$4,791
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$15.56		$23.04	$19.46	$14.86	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	12,061,214		11,439,778	10,710,570	584,920	—
Net Assets	$187,704		$263,612	$208,383	$8,692	$—
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$23.09	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		1,131,068	—	—	—
Net Assets	$—		$26,114	$—	$—	$—

(1) Investment in unaffiliated securities at cost	$223,077		$326,001	$323,718	$275,665	$142,630
(2) Market value of securities on loan	$—		$14,101	$12,558	$—	$—
(3) Investment in affiliated fund at cost	$—		$—	$—	$—	1,772
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Contrarian Value Fund	Enhanced Core Equity Fund	Mid-Cap Core Fund	Mid-Cap Growth Fund	Quality Large-Cap Value Fund
Investment Income
Dividends	$3,189	$1,564	$208	$275	$715
Interest	—	— (1)	2	—	—
Security lending, net of fees	18	—	3	10	2
Foreign taxes withheld	(36)	—	(2)	(3)	(2)

Total investment income	3,171	1,564	211	282	715

Expenses
Investment advisory fees	914	589	189	343	245
Service fees, Class A	131	127	32	96	64
Distribution and service fees, Class B	—	—	—	1	—
Distribution and service fees, Class C	186	191	40	25	39
Administration fees	156	100	30	55	41
Transfer agent fees and expenses	243	131	42	75	53
Registration fees	22	25	23	27	24
Printing fees and expenses	51	39	17	22	18
Custodian fees	12	5	2	3	4
Professional fees	23	14	15	23	16
Trustees’ fees and expenses	8	7	2	4	3
Miscellaneous expenses	11	10	4	8	6

Total expenses	1,757	1,238	396	682	513
Interest expense on written options	—	(1)	—	—	—
Less expenses reimbursed and/or waived by investment adviser	—	(112)	(71)	(56)	(43)
Earnings credit from custodian	(2)	(2)	— (1)	(1)	(1)

Net expenses	1,755	1,123	325	625	469

Net investment income (loss)	1,416	441	(114)	(343)	246

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	151	2,362	(7)	1,617	1,035
Net realized gain (loss) on written options	—	5,817	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	22,164	(4,609)	2,675	4,345	1,383
Net change in unrealized appreciation (depreciation) on written options	—	(143)	—	—	—

Net gain (loss)	22,315	3,427	2,668	5,962	2,418

Net increase (decrease) in net assets resulting from operations	$23,731	$3,868	$2,554	$5,619	$2,664

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Quality Small-Cap Fund	Small-Cap Core Fund	Small-Cap Sustainable Growth Fund	Strategic Growth Fund	Tactical Allocation Fund

Investment Income
Dividends	$2,136	$1,741	$925	$1,988	$1,074
Dividends from affiliated fund	—	—	—	—	35
Interest	5	6	4	3	1,650
Security lending, net of fees	—	126	98	16	6
Foreign Taxes withheld	(11)	(16)	—	(10)	(28)

Total investment income	2,130	1,857	1,027	1,997	2,737

Expenses
Investment advisory fees	939	1,296	1,232	1,501	532
Service fees, Class A	93	72	144	502	184
Distribution and service fees, Class B	—	—	—	6	1
Distribution and service fees, Class C	126	169	124	89	25
Administration fees	170	219	173	274	108
Transfer agent fees and expenses	203	269	231	371	105
Registration fees	28	45	30	32	21
Printing fees and expenses	57	78	59	99	34
Custodian fees	3	5	3	10	20
Professional fees	20	20	18	29	20
Trustees’ fees and expenses	10	13	10	19	6
Miscellaneous expenses	13	15	11	31	11

Total expenses	1,662	2,201	2,035	2,963	1,067
Less expenses reimbursed and/or waived by investment adviser	—	—	(26)	—	(6)
Earnings credit from custodian	(1)	(1)	(1)	(1)	(1)

Net expenses	1,661	2,200	2,008	2,962	1,060

Net investment income (loss)	469	(343)	(981)	(965)	1,677

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	9,408	9,574	2,135	31,929	11,413
Net realized gain (loss) on foreign currency transactions	—	—	—	—	(2)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	4,604	13,051	31,774	(5,072)	(4,952)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	—	—	48

Net gain (loss)	14,012	22,625	33,909	26,857	6,507

Net increase (decrease) in net assets resulting from operations	$14,481	$22,282	$32,928	$25,892	$8,184

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Contrarian Value Fund		Enhanced Core Equity Fund
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,416	$1,694	$441	$913
Net realized gain (loss)	151	13,049	8,179	(5,847)
Net change in unrealized appreciation (depreciation)	22,164	(65,956)	(4,752)	9,531

Increase (decrease) in net assets resulting from operations	23,731	(51,213)	3,868	4,597

From Distributions to Shareholders
Net investment income, Class A	(759)	(784)	(850)	(809)
Net investment income, Class C	(6)	(46)	(23)	(147)
Net investment income, Class I	(985)	(954)	(219)	(81)
Net investment income, Class R6	(45)	(17)	—	—
Net realized short-term gains, Class A	—	—	—	(8,350)
Net realized short-term gains, Class C	—	—	—	(3,086)
Net realized short-term gains, Class I	—	—	—	(658)
Net realized long-term gains, Class A	—	—	—	(10,127)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	—	—	—	(3,756)
Net realized long-term gains, Class I	—	—	—	(803)

Decrease in net assets from distributions to shareholders	(1,795)	(1,801)	(1,092)	(27,817)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(29,411)	(59,464)	(1,821)	503
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	(4,830)	(16,162)	(706)	4,969
Change in net assets from share transactions, Class I	(27,603)	(49,583)	5,954	4,082
Change in net assets from share transactions, Class R6	(1,907)	5,005	—	—

Increase (decrease) in net assets from share transactions	(63,751)	(120,204)	3,427	9,554

Net increase (decrease) in net assets	(41,815)	(173,218)	6,203	(13,666)

Net Assets
Beginning of period	254,595	427,813	149,340	163,006

End of period	$212,780	$254,595	$155,543	$149,340

Accumulated undistributed net investment income (loss) at end of period	$968	$1,347	$215	$866

See Notes to Financial Statements

Mid-Cap Core Fund		Mid-Cap Growth Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

$(114)	$(106)	$(343)	$(785)	$246	$572	$469	$1,346
(7)	(514)	1,617	(350)	1,035	2,873	9,408	22,424
2,675	402	4,345	(1,345)	1,383	(5,126)	4,604	(22,928)

2,554	(218)	5,619	(2,480)	2,664	(1,681)	14,481	842

—	—	—	—	(462)	(254)	(313)	(461)
—	—	—	—	—	(13)	—	—
—	—	—	—	(74)	(58)	(1,069)	(1,433)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(95)	—	(1,219)	—	—	(4,267)	(4,360)
—	—	—	(10)	—	—	—	—
—	(36)	—	(111)	—	—	(1,440)	(1,502)
—	(40)	—	(52)	—	—	(9,450)	(9,351)

—	(171)	—	(1,392)	(536)	(325)	(16,539)	(17,107)

(1,071)	7,752	(2,876)	(3,178)	(1,056)	(4,218)	3,120	889
—	—	(91)	(253)	—	—	—	—
2,111	2,460	(753)	(287)	(957)	(11,309)	2,902	(482)
16,331	2,809	250	(171)	(295)	(3,053)	44,663	(8,227)
—	—	—	—	—	—	—	—

17,371	13,021	(3,470)	(3,889)	(2,308)	(18,580)	50,685	(7,820)

19,925	12,632	2,149	(7,761)	(180)	(20,586)	48,627	(24,085)

34,879	22,247	85,269	93,030	64,788	85,374	239,369	263,454

$54,804	$34,879	$87,418	$85,269	$64,608	$64,788	$287,996	$239,369

$(141)	$(27)	$(504)	$(161)	$173	$463	$217	$1,130

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Small-Cap Core Fund		Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(343)	$(312)	$(981)	$(866)
Net realized gain (loss)	9,574	47,444	2,135	9,922
Net change in unrealized appreciation (depreciation)	13,051	(49,195)	31,774	(317)

Increase (decrease) in net assets resulting from operations	22,282	(2,063)	32,928	8,739

From Distributions to Shareholders
Net investment income, Class A	—	(123)	—	—
Net investment income, Class B	—	—	—	—
Net investment income, Class C	—	—	—	—
Net investment income, Class I	—	(1,198)	—	—
Net investment income, Class R6	—	(1)	—	—
Net realized long-term gains, Class A	(1,976)	(10,241)	(3,163)	(2,379)
Net realized long-term gains, Class B	—	—	—	—
Net realized long-term gains, Class C	(1,355)	(6,194)	(753)	(518)
Net realized long-term gains, Class I	(7,763)	(34,727)	(3,274)	(1,712)
Net realized long-term gains, Class R6	(779)	(2,113)	—	—

Decrease in net assets from distributions to shareholders	(11,873)	(54,597)	(7,190)	(4,609)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	6,043	(2,924)	48,063	4,385
Change in net assets from share transactions, Class B	—	—	—	—
Change in net assets from share transactions, Class C	3,075	4,489	9,640	3,875
Change in net assets from share transactions, Class I	67,237	(22,527)	96,864	59,857
Change in net assets from share transactions, Class R6	4,543	22,563	—	—

Increase (decrease) in net assets from share transactions	80,898	1,601	154,567	68,117

Net increase (decrease) in net assets	91,307	(55,059)	180,305	72,247

Net Assets
Beginning of period	295,411	350,470	206,510	134,263

End of period	$386,718	$295,411	$386,815	$206,510

Accumulated undistributed net investment income (loss) at end of period	$(343)	$—	$(1,226)	$(245)

(1) Amount is less than $500.

See Notes to Financial Statements

Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

$(965)	$(1,556)	$1,677	$3,796
31,929	13,349	11,411	143
(5,072)	(10,272)	(4,904)	(17,346)

25,892	1,521	8,184	(13,407)

—	—	(1,338)	(3,132)
—	—	(1)	(3)
—	—	(25)	(81)
—	—	—	—
—	—	—	—
(1,036)	(19,039)	(170)	(8,371)
(3)	(99)	— (1)	(16)
(57)	(946)	(6)	(388)
(20)	(378)	—	—
—	—	—	—

(1,116)	(20,462)	(1,540)	(11,991)

(20,031)	(14,810)	(8,493)	(8,747)
(544)	(684)	(66)	(126)
(4,863)	9,105	(888)	344
(19)	(4)	—	—
—	—	—	—

(25,457)	(6,393)	(9,447)	(8,529)

(681)	(25,334)	(2,803)	(33,927)

431,100	456,434	153,215	187,142

$430,419	$431,100	$150,412	$153,215

$(965)	$—	$154	$(159)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Contrarian Value Fund
Class A
4/1/16 to 9/30/16(15)	$31.48	0.20	2.93	3.13	(0.25)	—	(0.25)	2.88	$34.36	9.95	%(4)	$87,834	1.43	%(3)(9)13)(14)	1.43	%(3)	1.17	%(3)	7	%(4)
4/1/15 to 3/31/16	36.18	0.17	(4.71)	(4.54)	(0.16)	—	(0.16)	(4.70)	31.48	(12.60)		107,958	1.41	(13)(14)	1.41		0.52		13
4/1/14 to 3/31/15	37.12	0.34	(0.97)	(0.63)	(0.31)	—	(0.31)	(0.94)	36.18	(1.73)		190,896	1.37	(13)	1.37		0.92		34
4/1/13 to 3/31/14	29.97	0.16	7.07	7.23	(0.08)	—	(0.08)	7.15	37.12	24.20		251,498	1.39	(13)	1.39		0.51		15
4/1/12 to 3/31/13	26.21	0.10	3.72	3.82	(0.06)	—	(0.06)	3.76	29.97	14.64		240,250	1.41	(13)	1.41		0.38		19
4/1/11 to 3/31/12	24.69	0.06	1.49	1.55	(0.03)	—	(0.03)	1.52	26.21	6.27		260,849	1.46	(13)	1.45		0.27		22

Class C
4/1/16 to 9/30/16(15)	$30.00	0.07	2.80	2.87	(0.01)	—	(0.01)	2.86	$32.86	9.55	%(4)	$35,538	2.18	%(3)(9)(13)(14)	2.19	%(3)	0.42	%(3)	7	%(4)
4/1/15 to 3/31/16	34.62	(0.07)	(4.52)	(4.59)	(0.03)	—	(0.03)	(4.62)	30.00	(13.27)		36,977	2.16	(13)(14)	2.16		(0.23)		13
4/1/14 to 3/31/15	35.55	0.05	(0.92)	(0.87)	(0.06)	—	(0.06)	(0.93)	34.62	(2.44)		60,813	2.12	(13)	2.12		0.14		34
4/1/13 to 3/31/14	28.84	(0.07)	6.78	6.71	—	—	—	6.71	35.55	23.23		62,738	2.14	(13)	2.14		(0.24)		15
4/1/12 to 3/31/13	25.34	(0.09)	3.59	3.50	—	—	—	3.50	28.84	13.81		54,236	2.16	(13)	2.16		(0.37)		19
4/1/11 to 3/31/12	24.02	(0.11)	1.43	1.32	—	—	—	1.32	25.34	5.50		56,287	2.21	(13)	2.20		(0.49)		22

Class I
4/1/16 to 9/30/16(15)	$31.51	0.24	2.93	3.17	(0.34)	—	(0.34)	2.83	$34.34	10.10	%(4)	$86,184	1.18	%(3)(9)(13)(14)	1.18	%(3)	1.42	%(3)	7	%(4)
4/1/15 to 3/31/16	36.18	0.25	(4.71)	(4.46)	(0.21)	—	(0.21)	(4.67)	31.51	(12.40)		104,879	1.16	(13)(14)	1.16		0.77		13
4/1/14 to 3/31/15	37.11	0.40	(0.92)	(0.52)	(0.41)	—	(0.41)	(0.93)	36.18	(1.48)		176,005	1.12	(13)	1.12		1.08		34
4/1/13 to 3/31/14	29.97	0.25	7.05	7.30	(0.16)	—	(0.16)	7.14	37.11	24.52		145,115	1.14	(13)	1.14		0.77		15
4/1/12 to 3/31/13	26.25	0.17	3.71	3.88	(0.16)	—	(0.16)	3.72	29.97	14.89		108,736	1.16	(13)	1.16		0.63		19
4/1/11 to 3/31/12	24.72	0.12	1.50	1.62	(0.09)	—	(0.09)	1.53	26.25	6.56		68,764	1.21	(13)	1.20		0.50		22

Class R6
4/1/16 to 9/30/16(15)	$31.56	0.26	2.94	3.20	(0.41)	—	(0.41)	2.79	$34.35	10.15	%(4)	$3,224	1.02	%(3)(9)(13)(14)	1.02	%(3)	1.57	%(3)	7	%(4)
4/1/15 to 3/31/16	36.20	0.29	(4.69)	(4.40)	(0.24)	—	(0.24)	(4.64)	31.56	(12.24)		4,781	0.99	(13)(14)	0.99		0.95		13
11/12/14(7) to 3/31/15	36.99	0.08	(0.66)	(0.58)	(0.21)	—	(0.21)	(0.79)	36.20	(1.57	)(4)	98	0.99	(3)	0.99	(3)	0.56	(3)	34	(4)
Enhanced Core Equity Fund
Class A
4/1/16 to 9/30/16(15)	$18.14	0.06	0.41	0.47	(0.16)	—	(0.16)	0.31	$18.45	2.59	%(4)	$101,018	1.28	%(3)(9)(14)	1.42	%(3)	0.70	%(3)	323	%(4)
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	(3.38)	(3.53)	(2.83)	18.14	4.02		101,113	1.25	(14)	1.38		0.74		312
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75		116,725	1.25		1.36		0.82		345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84		111,074	1.25		1.39		0.66		283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12		100,976	1.25		1.44		0.52		65
4/1/11 to 3/31/12	17.22	0.07	0.70	0.77	(0.06)	—	(0.06)	0.71	17.93	4.48		79,934	1.25		1.48		0.40		51

Class C
4/1/16 to 9/30/16(15)	$16.48	— (5)	0.36	0.36	(0.01)	—	(0.01)	0.35	$16.83	2.25	%(4)	$36,341	2.03	%(3)(9)(14)	2.17	%(3)	(0.05	)%(3)	323	%(4)
4/1/15 to 3/31/16	19.42	— (5)	0.51	0.51	(0.07)	(3.38)	(3.45)	(2.94)	16.48	3.27		36,236	2.00	(14)	2.13		0.01		312
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91		37,312	2.00		2.12		0.06		345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93		27,930	2.00		2.14		(0.09)		283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27		24,782	2.00		2.19		(0.23)		65
4/1/11 to 3/31/12	16.44	(0.05)	0.66	0.61	—	—	—	0.61	17.05	3.71		25,978	2.00		2.23		(0.35)		51

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Enhanced Core Equity
Fund (Continued)
Class I
4/1/16 to 9/30/16(15)	$18.13	0.10	0.39	0.49	(0.22)	—	(0.22)	0.27	$18.40	2.71	%(4)	$18,184	1.03	%(3)(9)(14)	1.18	%(3)	1.07	%(3)	323	%(4)
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	(3.38)	(3.57)	(2.83)	18.13	4.25		11,991	1.00	(14)	1.13		1.13		312
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06		8,969	1.00		1.11		1.05		345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14		0.90		283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17		0.78		65
4/1/11 to 3/31/12	17.21	0.11	0.69	0.80	(0.10)	—	(0.10)	0.70	17.91	4.75		6,167	1.00		1.23		0.66		51
Mid-Cap Core Fund
Class A
4/1/16 to 9/30/16(15)	$22.60	(0.05)	1.30	1.25	—	—	—	1.25	$23.85	5.53	%(4)	$21,022	1.32	%(3)(9)(14)	1.62	%(3)	(0.43	)%(3)	21	%(4)
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)		20,639	1.35	(14)	1.64		(0.27)		21
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75		13,080	1.35		2.46		(0.34)		26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17		3,027	1.35		3.08		(0.31)		30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21		1,691	1.35		3.92		1.20		62
4/1/11 to 3/31/12	14.71	0.01	1.11	1.12	—	(0.03)	(0.03)	1.09	15.80	7.65		945	1.35		4.61		0.07		27

Class C
4/1/16 to 9/30/16(15)	$21.57	(0.13)	1.25	1.12	—	—	—	1.12	$22.69	5.19	%(4)	$9,172	2.07	%(3)(9)(14)	2.38	%(3)	(1.18	)%(3)	21	%(4)
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)		6,670	2.10	(14)	2.38		(1.03)		21
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84		4,363	2.10		2.83		(1.10)		26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32		209	2.10		3.84		(1.01)		30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42		226	2.10		4.70		0.36		62
4/1/11 to 3/31/12	14.54	(0.09)	1.08	0.99	—	(0.03)	(0.03)	0.96	15.50	6.78		211	2.10		5.41		(0.65)		27

Class I
4/1/16 to 9/30/16(15)	$22.82	(0.02)	1.32	1.30	—	—	—	1.30	$24.12	5.70	%(4)	$24,610	1.08	%(3)(9)(14)	1.37	%(3)	(0.18	)%(3)	21	%(4)
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)		7,570	1.10	(14)	1.38		(0.03)		21
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05		4,804	1.10		2.17		(0.16)		26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48		1,178	1.10		2.85		(0.08)		30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65		1.56		62
4/1/11 to 3/31/12	14.72	0.05	1.10	1.15	—	(0.03)	(0.03)	1.12	15.84	7.85		1,271	1.10		4.41		0.37		27
Mid-Cap Growth Fund
Class A
4/1/16 to 9/30/16(15)	$21.92	(0.09)	1.57	1.48	—	—	—	1.48	$23.40	6.80	%(4)	$78,868	1.42	%(3)(9)(14)	1.56	%(3)	(0.77	)%(3)	13	%(4)
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)		76,660	1.39	(14)	1.49		(0.84)		26
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50		83,158	1.43	(8)	1.46		(0.71)		27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99		81,016	1.45		1.44		(0.74)		32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51		(0.49)		35
4/1/11 to 3/31/12	17.67	(0.10)	(0.13)	(0.23)	—	—	—	(0.23)	17.44	(1.30)		78,925	1.49	(9)	1.56		(0.64)		163
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Mid-Cap Growth Fund
(Continued)
Class B
4/1/16 to 9/30/16(15)	$18.09	(0.14)	1.29	1.15	—	—	—	1.15	$19.24	6.36	%(4)	$255	2.17	%(3)(9)(14)	2.31	%(3)	(1.52	)%(3)	13	%(4)
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)		329	2.14	(14)	2.23		(1.60)		26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		608	2.18	(8)	2.21		(1.46)		27
4/1/13 to 3/31/14	16.20	(0.25)	2.06	1.81	—	—	—	1.81	18.01	11.17		732	2.20		2.20		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.41	1.23	—	—	—	1.23	16.20	8.22		1,142	2.20		2.26		(1.26)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		1,495	2.24	(9)	2.31		(1.40)		163

Class C
4/1/16 to 9/30/16(15)	$18.09	(0.14)	1.30	1.16	—	—	—	1.16	$19.25	6.41	%(4)	$4,864	2.17	%(3)(9)(14)	2.30	%(3)	(1.51	)%(3)	13	%(4)
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)		5,319	2.14	(14)	2.24		(1.60)		26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		5,976	2.18	(8)	2.21		(1.46)		27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10		5,233	2.20		2.19		(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26		(1.24)		35
4/1/11 to 3/31/12	15.28	(0.19)	(0.12)	(0.31)	—	—	—	(0.31)	14.97	(2.03)		4,849	2.24	(9)	2.31		(1.40)		163

Class I
4/1/16 to 9/30/16(15)	$22.42	(0.06)	1.61	1.55	—	—	—	1.55	$23.97	6.87	%(4)	$3,431	1.18	%(3)(9)(14)	1.31	%(3)	(0.52	)%(3)	13	%(4)
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)		2,961	1.14	(14)	1.24		(0.60)		26
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79		3,288	1.18		1.21		(0.46)		27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23		2,324	1.20		1.19		(0.49)		32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26		(0.24)		35
4/1/11 to 3/31/12	17.83	(0.06)	(0.12)	(0.18)	—	—	—	(0.18)	17.65	(1.01)		1,831	1.24	(9)	1.31		(0.37)		163
Quality Large-Cap Value
Fund
Class A
4/1/16 to 9/30/16(15)	$15.09	0.06	0.57	0.63	(0.14)	—	(0.14)	0.49	$15.58	4.19	%(4)	$50,665	1.37	%(3)(9)(14)	1.51	%(3)	0.82	%(3)	13	%(4)
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	(0.08)	(0.31)	15.09	(1.53)		50,081	1.35	(14)	1.44		0.94		25
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45		55,215	1.35		1.42		0.71		56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50		49,275	1.35		1.43		0.81		23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36		48,193	1.35		1.47		1.19		32
4/1/11 to 3/31/12	10.36	0.12	0.37	0.49	(0.09)	—	(0.09)	0.40	10.76	4.84		40,936	1.35		1.53		1.19		17

Class C
4/1/16 to 9/30/16(15)	$14.68	— (5)	0.56	0.56	—	—	—	0.56	$15.24	3.81	%(4)	$7,544	2.12	%(3)(9)(14)	2.26	%(3)	0.06	%(3)	13	%(4)
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	(0.01)	(0.35)	14.68	(2.26)		8,211	2.10	(14)	2.18		0.10		25
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64		20,383	2.10		2.16		0.07		56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56		3,803	2.10		2.18		0.05		23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57		3,452	2.10		2.23		0.42		32
4/1/11 to 3/31/12	10.21	0.04	0.37	0.41	(0.02)	—	(0.02)	0.39	10.60	4.06		3,186	2.10		2.28		0.43		17

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Quality Large-Cap Value
Fund (Continued)
Class I
4/1/16 to 9/30/16(15)	$15.12	0.08	0.57	0.65	(0.18)	—	(0.18)	0.47	$15.59	4.37	%(4)	$6,399	1.12	%(3)(9)(14)	1.26	%(3)	1.07	%(3)	13	%(4)
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	(0.10)	(0.28)	15.12	(1.21)		6,496	1.10	(14)	1.18		1.15		25
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72		9,776	1.10		1.17		0.96		56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70		9,546	1.10		1.18		0.99		23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73		30,360	1.10		1.12		1.73		32
4/1/11 to 3/31/12	10.36	0.15	0.37	0.52	(0.12)	—	(0.12)	0.40	10.76	5.11		1,398	1.10		1.28		1.46		17
Quality Small-Cap Fund
Class A
4/1/16 to 9/30/16(15)	$15.67	0.02	0.87	0.89	(0.07)	(0.93)	(1.00)	(0.11)	$15.56	5.79	%(4)	$73,974	1.32	%(3)(9)(13)(14)	1.32	%(3)	0.26	%(3)	8	%(4)
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	(0.98)	(1.08)	(0.94)	15.67	0.94		71,280	1.30	(13)(14)	1.30		0.49		15
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33		74,738	1.28	(6)	1.28		0.54		24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78		137,496	1.32	(6)	1.32		0.24		24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	1.34		1.29		16	(12)
4/1/11 to 3/31/12	12.38	0.18	0.77	0.95	(0.11)	—	(0.11)	0.84	13.22	7.73		120,962	1.42	(6)	1.34		1.45		19

Class C
4/1/16 to 9/30/16(15)	$15.45	(0.04)	0.86	0.82	—	(0.93)	(0.93)	(0.11)	$15.34	5.34	%(4)	$26,318	2.07	%(3)(9)(13)(14)	2.08	%(3)	(0.49	)%(3)	8	%(4)
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	(0.98)	(0.98)	(0.96)	15.45	0.17		23,602	2.05	(13)(14)	2.05		(0.26)		15
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49		25,634	2.03	(6)	2.03		(0.12)		24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87		27,132	2.07	(6)	2.07		(0.52)		24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	2.09		0.56		16	(12)
4/1/11 to 3/31/12	12.36	0.08	0.78	0.86	(0.02)	—	(0.02)	0.84	13.20	6.96		22,765	2.17	(6)	2.09		0.66		19

Class I
4/1/16 to 9/30/16(15)	$15.69	0.04	0.87	0.91	(0.11)	(0.93)	(1.04)	(0.13)	$15.56	5.90	%(4)	$187,704	1.08	%(3)(9)(13)(14)	1.08	%(3)	0.52	%(3)	8	%(4)
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	(0.98)	(1.13)	(0.95)	15.69	1.17		144,487	1.05	(13)(14)	1.05		0.74		15
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59		163,082	1.03	(6)	1.03		0.97		24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06		104,149	1.07	(6)	1.07		0.49		24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64		91,502	1.17	(6)	1.10		1.19		16	(12)
4/1/11 to 3/31/12	12.38	0.22	0.77	0.99	(0.14)	—	(0.14)	0.85	13.23	8.08		200,302	1.17	(6)	1.09		1.77		19
Small-Cap Core Fund
Class A
4/1/16 to 9/30/16(15)	$21.39	(0.03)	1.46	1.43	—	(0.78)	(0.78)	0.65	$22.04	6.81	%(4)	$61,496	1.39	%(3)(9)(14)	1.39	%(3)	(0.32	)%(3)	6	%(4)
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	(4.17)	(4.22)	(4.26)	21.39	0.02		53,722	1.37	(14)	1.37		(0.21)		33
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	—	(1.64)	(1.64)	1.46	25.65	13.28		67,696	1.34		1.34		0.12		28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39		(0.09)		31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37		0.52		15	(12)
4/1/11 to 3/31/12	18.82	0.20	1.66	1.86	(0.02)	(0.59)	(0.61)	1.25	20.07	10.17		77,327	1.34		1.34		1.08		10

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Small-Cap Core Fund
(Continued)
Class C
4/1/16 to 9/30/16(15)	$18.61	(0.10)	1.27	1.17	—	(0.78)	(0.78)	0.39	$19.00	6.42	%(4)	$35,496	2.14	%(3)(9)(14)	2.14	%(3)	(1.07	)%(3)	6	%(4)
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)		31,711	2.12	(14)	2.12		(0.95)		33
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	—	(1.64)	(1.64)	0.99	22.98	12.44		33,735	2.09		2.09		(0.50)		28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14		(0.84)		31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12		(0.23)		15	(12)
4/1/11 to 3/31/12	17.40	0.03	1.54	1.57	—	(0.59)	(0.59)	0.98	18.38	9.33		15,517	2.09		2.09		0.15		10

Class I
4/1/16 to 9/30/16(15)	$22.30	(0.01)	1.53	1.52	—	(0.78)	(0.78)	0.74	$23.04	6.93	%(4)	$263,612	1.14	%(3)(9)(14)	1.14	%(3)	(0.07	)%(3)	6	%(4)
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	(4.17)	(4.30)	(4.28)	22.30	0.28		189,167	1.12	(14)	1.12		0.04		33
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	—	(1.64)	(1.64)	1.63	26.58	13.57		248,933	1.08		1.08		0.53		28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14		0.19		31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12		0.63		15	(12)
4/1/11 to 3/31/12	19.33	0.21	1.75	1.96	(0.05)	(0.59)	(0.64)	1.32	20.65	10.45		142,101	1.09		1.09		1.11		10

Class R6
4/1/16 to 9/30/16(15)	$22.33	0.01	1.53	1.54	—	(0.78)	(0.78)	0.76	$23.09	7.02	%(4)	$26,114	1.03	%(3)(9)(14)	1.03	%(3)	0.05	%(3)	6	%(4)
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	(4.17)	(4.32)	(4.26)	22.33	0.41		20,811	1.01	(14)	1.02		0.33		33
11/12/14(7) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	(4)	106	0.97	(3)	0.97	(3)	1.18	(3)	28	(4)
Small-Cap Sustainable
Growth Fund
Class A
4/1/16 to 9/30/16(15)	$17.67	(0.07)	2.10	2.03	—	(0.52)	(0.52)	1.51	$19.18	11.78	%(4)	$147,198	1.52	%(3)(9)(14)	1.54	%(3)	(0.76	)%(3)	9	%(4)
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	(0.50)	(0.50)	0.13	17.67	3.69		88,715	1.49	(14)	1.53		(0.59)		27
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56		83,611	1.50		1.57		(0.76)		27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56		(0.93)		23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67		(0.24)		24
4/1/11 to 3/31/12	11.03	(0.10)	2.06	1.96	(0.04)	—	(0.04)	1.92	12.95	17.83	(11)	77,384	1.65	(6)	1.65		(0.84)		46

Class C
4/1/16 to 9/30/16(15)	$16.30	(0.13)	1.93	1.80	—	(0.52)	(0.52)	1.28	$17.58	11.42	%(4)	$31,234	2.27	%(3)(9)(14)	2.29	%(3)	(1.51	)%(3)	9	%(4)
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	(0.50)	(0.50)	(0.03)	16.30	2.97		19,525	2.25	(14)	2.28		(1.34)		27
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68		15,594	2.25		2.32		(1.51)		27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31		(1.68)		23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42		(0.96)		24
4/1/11 to 3/31/12	10.64	(0.18)	1.98	1.80	—	—	—	1.80	12.44	16.92	(11)	7,490	2.40	(6)	2.40		(1.58)		46
Class I
4/1/16 to 9/30/16(15)	$17.89	(0.05)	2.14	2.09	—	(0.52)	(0.52)	1.57	$19.46	11.92	%(4)	$208,383	1.27	%(3)(9)(14)	1.29	%(3)	(0.53	)%(3)	9	%(4)
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	(0.50)	(0.50)	0.19	17.89	4.00		98,270	1.25	(14)	1.29		(0.31)		27
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83		35,058	1.25		1.32		(0.47)		27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42		20,685	1.25		1.30		(0.68)		23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42		(0.04)		24
4/1/11 to 3/31/12	11.04	(0.06)	2.05	1.99	(0.07)	—	(0.07)	1.92	12.96	18.03	(11)	9,698	1.40	(6)	1.40		(0.55)		46

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Strategic Growth Fund
Class A
4/1/16 to 9/30/16(15)	$13.66	(0.03)	0.89	0.86	—	(0.04)	(0.04)	0.82	$14.48	6.28	%(4)	$404,896	1.35	%(3)(9)(13)(14)	1.35	%(3)	(0.42	)%(3)	12	%(4)
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	(0.65)	(0.65)	(0.57)	13.66	0.39		401,617	1.30	(13)(14)	1.30		(0.32)		20
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29		433,635	1.28	(13)	1.28		(0.22)		28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11		399,131	1.28	(13)	1.28		(0.11)		26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(13)	1.34		0.31		20
4/1/11 to 3/31/12	9.79	(0.02)	0.28	0.26	—	—	—	0.26	10.05	2.66		409,555	1.35	(13)	1.35		(0.25)		115

Class B
4/1/16 to 9/30/16(15)	$11.27	(0.07)	0.73	0.66	—	(0.04)	(0.04)	0.62	$11.89	5.84	%(4)	$939	2.10	%(3)(9)(13)(14)	2.10	%(3)	(1.19	)%(3)	12	%(4)
4/1/15 to 3/31/16	11.93	(0.13)	0.12	(0.01)	—	(0.65)	(0.65)	(0.66)	11.27	(0.30)		1,424	2.04	(13)(14)	2.05		(1.08)		20
4/1/14 to 3/31/15	10.56	(0.11)	2.03	1.92	—	(0.55)	(0.55)	1.37	11.93	18.40		2,205	2.03	(13)	2.03		(0.98)		28
4/1/13 to 3/31/14	8.93	(0.08)	1.71	1.63	—	—	—	1.63	10.56	18.25		2,682	2.03	(13)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.31	0.27	—	—	—	0.27	8.93	3.12		3,236	2.09	(13)	2.09		(0.46)		20
4/1/11 to 3/31/12	8.49	(0.08)	0.25	0.17	—	—	—	0.17	8.66	2.00		4,617	2.10	(13)	2.10		(1.01)		115

Class C
4/1/16 to 9/30/16(15)	$11.27	(0.07)	0.73	0.66	—	(0.04)	(0.04)	0.62	$11.89	5.84	%(4)	$15,892	2.10	%(3)(9)(13)(14)	2.10	%(3)	(1.18	)%(3)	12	%(4)
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)		19,832	2.05	(13)(14)	2.06		(1.07)		20
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28		11,999	2.02	(13)	2.02		(0.97)		28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23		6,329	2.03	(13)	2.03		(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(13)	2.09		(0.44)		20
4/1/11 to 3/31/12	8.50	(0.08)	0.24	0.16	—	—	—	0.16	8.66	1.88		6,707	2.10	(13)	2.10		(1.00)		115

Class I
4/1/16 to 9/30/16(15)	$14.00	(0.01)	0.91	0.90	—	(0.04)	(0.04)	0.86	$14.86	6.42	%(4)	$8,692	1.10	%(3)(9)(13)(14)	1.10	%(3)	(0.17	)%(3)	12	%(4)
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	(0.65)	(0.65)	(0.53)	14.00	0.66		8,227	1.05	(13)(14)	1.05		(0.07)		20
4/1/14 to 3/31/15	12.64	— (5)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50		8,595	1.02	(13)	1.02		0.03		28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45		5,532	1.03	(13)	1.03		0.14		26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(13)	1.09		0.57		20
4/1/11 to 3/31/12	9.92	—	0.29	0.29	—	—	—	0.29	10.21	2.92		4,733	1.10	(13)	1.10		0.00		115
Tactical Allocation Fund
Class A
4/1/16 to 9/30/16(15)	$8.44	0.10	0.37	0.47	(0.08)	(0.01)	(0.09)	0.38	$8.82	5.59	%(4)	$145,470	1.37	%(3)(9)(14)	1.38	%(3)	2.23	%(3)	77	%(4)
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)	(1.31)	8.44	(7.36)		147,546	1.32	(14)	1.33		2.25		81
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)	(0.31)	9.75	3.60		180,435	1.30		1.30		2.09		69
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84		195,509	1.29		1.29		2.22		61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30		2.26		94
4/1/11 to 3/31/12	9.08	0.14	0.38	0.52	(0.13)	—	(0.13)	0.39	9.47	5.88		189,926	1.30		1.30		1.59		128

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(10)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(10)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Tactical Allocation Fund
(Continued)
Class B
4/1/16 to 9/30/16(15)	$8.57	0.07	0.36	0.43	(0.04)	(0.01)	(0.05)	0.38	$8.95	5.19	%(4)	$151	2.11	%(3)(9)(14)	2.12	%(3)	1.48	%(3)	77	%(4)
4/1/15 to 3/31/16	9.88	0.14	(0.89)	(0.75)	(0.10)	(0.46)	(0.56)	(1.31)	8.57	(8.01)		209	2.06	(14)	2.07		1.52		81
4/1/14 to 3/31/15	10.18	0.14	0.15	0.29	(0.12)	(0.47)	(0.59)	(0.30)	9.88	2.83		379	2.05		2.05		1.37		69
4/1/13 to 3/31/14	9.98	0.15	1.14	1.29	(0.13)	(0.96)	(1.09)	0.20	10.18	13.87		585	2.04		2.04		1.48		61
4/1/12 to 3/31/13	9.56	0.14	0.54	0.68	(0.15)	(0.11)	(0.26)	0.42	9.98	7.30		802	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.17	0.07	0.39	0.46	(0.07)	—	(0.07)	0.39	9.56	5.02		1,165	2.05		2.05		0.82		128

Class C
4/1/16 to 9/30/16(15)	$8.64	0.07	0.38	0.45	(0.05)	(0.01)	(0.06)	0.39	$9.03	5.16	%(4)	$4,791	2.12	%(3)(9)(14)	2.13	%(3)	1.48	%(3)	77	%(4)
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)	(1.32)	8.64	(8.02)		5,460	2.07	(14)	2.08		1.51		81
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)	(0.31)	9.96	2.81		6,328	2.04		2.04		1.29		69
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90		3,785	2.04		2.04		1.46		61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05		1.51		94
4/1/11 to 3/31/12	9.25	0.08	0.38	0.46	(0.06)	—	(0.06)	0.40	9.65	5.06		2,381	2.05		2.05		0.87		128

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(11)	Includes the effect of a distribution from a Fair Fund settlement. Without this effect, the total return would have been 16.55% for Class A shares, 15.60% for Class C shares and 17.03% for Class I shares.
(12)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(13)	The Fund is currently under its expense limitation.
(14)	Earnings credit from custodian were not material, as reflected in the Statements of Operations, and had no impact on Financial Highlights.
(15)	Unaudited.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2016 (Unaudited)

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which 10 (the “Funds”) are reported in this semiannual report.

Each Fund has a distinct investment objective outlined below.

Funds	Each Fund Seeks to Provide
Contrarian Value Fund	Long-term capital growth of capital
Enhanced Core Equity Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income

There	is no guarantee that the Funds will achieve their objectives.

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class R6 shares are offered by the Contrarian Value Fund and the Small-Cap Core Fund. Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to each Fund’s prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear each Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2016, all loan agreements held by the Funds are assignment loans.

H.	Securities Lending

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2016, the following Funds had securities on loan:

	Market Value	Cash Collateral
Contrarian Value Fund	$3,059	$3,083
Mid-Cap Core Fund	1,571	1,567
Mid-Cap Growth Fund	2,204	2,230
Small-Cap Core Fund	14,101	14,067
Small-Cap Sustainable Growth Fund	12,558	12,695

At September 30, 2016, the Quality Large-Cap Value Fund, the Strategic Growth Fund and the Tactical Allocation Fund have no securities on loan.

I.	When-Issued and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

J.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” on the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Enhanced Core Equity Fund invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

Written options transactions held by Enhanced Core Equity Fund, during the period ended September 30, 2016, were as follows:

	Calls		Puts
	Number of Contracts	Premiums received	Number of Contracts	Premiums received
Written Options outstanding at March 31, 2016	992	$45	992	$325
Options written	15,648	745	15,648	5,399
Options closed	(12,822)	(629)	(12,389)	(4,408)
Options expired	(2,685)	(126)	(3,118)	(932)
Options exercised	—	—	—	—

Written Options outstanding at September 30, 2016	1,133	$35	1,133	$384

The following is a summary of the Enhanced Core Equity Fund’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of September 30, 2016:

Statements of Assets and Liabilities
Enhanced Core Equity
Assets: Purchased options at value	$85 (1)
Liabilities: Written options at value	(241)

Net asset (liability) balance	$(156)

Statements of Operations
	Enhanced Core Equity
Net realized gain (loss) on purchased options	$(2,593	)(2)
Net realized gain (loss) on written options	5,817
Net change in unrealized appreciation (depreciation) on purchased options	37	(3)
Net change in unrealized appreciation (depreciation) on written options	(143)

Total net realized and unrealized gain (loss)	$3,118

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) on unaffiliated investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on unaffiliated investments.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

For the period ended September 30, 2016, Enhanced Core Equity Fund’s average daily premiums paid by the Fund for purchased options were $95 and the average daily premiums received for written call options by the Fund were $226.

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Enhanced Core Equity Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80	0.75	0.70
Quality Large-Cap Value Fund	0.75	0.70	0.65
Strategic Growth Fund	0.70	0.65	0.60
Tactical Allocation Fund	0.70	0.65	0.60

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
Small-Cap Sustainable Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
Contrarian Value Fund	0.75%	0.70%

During the period covered by these financial statements, the Tactical Allocation Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $6. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser	Fund	Subadviser
Contrarian Value Fund	Sasco Capital, Inc.	Small-Cap Core Fund	Kayne(1)(2)
Enhanced Core Equity Fund	Rampart Investment Management Company, LLC(2)	Small-Cap Sustainable Growth Fund	Kayne(1)(2)
Mid-Cap Core Fund	Kayne(1)(2)	Strategic Growth Fund	Kayne(1)(2)
Mid-Cap Growth Fund	Kayne(1)(2)	Tactical Allocation Fund (International Equity Portfolio)	DPIM(2)(3)(4)
Quality Large-Cap Value Fund	Kayne(1)(2)	Tactical Allocation Fund (Domestic Equity Portion Only)	Kayne(1)(2)(4)
Quality Small-Cap Fund	Kayne(1)(2)	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management, LLC(2)

(1)	Kayne Anderson Rudnick Investment Management, LLC.
(2)	An indirect wholly owned subsidiary of Virtus.
(3)	Duff & Phelps Investment Management Co.
(4)	Prior to September 7, 2016, subadviser was Euclid Advisors LLC.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

C.	Expense Limits and Fee Waivers

Effective September 1, 2015, the Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses), so that such expenses do not exceed the following percentages of the average annual daily net asset values for the following Funds.

	Class A	Class B	Class C	Class I	Class R6	Through Date
Contrarian Value Fund†	1.48%	N/A	2.23%	1.23%	1.10%	7/31/17
Enhanced Core Equity Fund†	1.25	N/A	2.00	1.00	N/A	7/31/17
Mid-Cap Core Fund†*	1.20	N/A	1.95	0.95	N/A	7/31/17
Mid-Cap Growth Fund†	1.40	2.15%	2.15	1.15	N/A	7/31/17
Quality Large-Cap Value Fund†	1.35	N/A	2.10	1.10	N/A	7/31/17
Quality Small-Cap Fund†	1.42	N/A	2.17	1.17	N/A	7/31/17
Small-Cap Sustainable Growth Fund†	1.50	N/A	2.25	1.25	N/A	7/31/17
Strategic Growth Fund†	1.47	2.22	2.22	1.22	N/A	7/31/17

†	For the period April 1, 2015, through August 31, 2015, the waiver was voluntary.
*	Effective July 29, 2016. For the period of September 1, 2015 to July 1, 2016, the expense cap were as follows for Class A, Class C, and Class I respectively: 1.35%, 2.10%, and 1.10%.

Fund expenses for Contrarian Value Fund, Quality Small-Cap Fund, and Strategic Growth Fund are currently below the capped level.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2016	2017	2018	Total
Enhanced Core Equity Fund	$168	$175	$202	$545
Mid-Cap Core Fund	69	77	79	225
Mid-Cap Growth Fund	—	21	76	97
Quality Large-Cap Value Fund	34	45	61	140
Small-Cap Sustainable Growth Fund	63	79	52	194

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended September 30, 2016, it retained net commissions of $88 for Class A shares and CDSC of $1, $5 for Class A shares, and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2016, the Funds incurred administration fees totaling $1,011 which are included in the Statements of Operations.

For the period ended September 30, 2016, the Funds incurred transfer agent fees totaling $1,331 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

($ reported in thousands)

At September 30, 2016, Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Contrarian Value Fund
Class R6	2,771	$95
Small-Cap Core Fund
Class R6	4,925	114

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

H.	Investments in Affiliates

A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended September 30, 2016, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Credit Opportunities Fund	$1,695	$—	$—	$1,743	$35	$—

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other” on the Statements of Assets and Liabilities at September 30, 2016.

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, written options, and short-term securities) during the period ended September 30, 2016, were as follows:

	Purchases	Sales
Contrarian Value Fund	$17,031	$88,107
Enhanced Core Equity Fund	505,077	498,770
Mid-Cap Core Fund	27,360	9,786
Mid-Cap Growth Fund	11,208	15,258
Quality Large-Cap Value Fund	8,190	10,278
Quality Small-Cap Fund	64,890	19,108
Small-Cap Core Fund	71,845	19,930
Small-Cap Sustainable Growth Fund	135,849	21,914
Strategic Growth Fund	50,645	79,676
Tactical Allocation Fund	92,949	118,018

The Tactical Allocation Fund had purchases of $20,901 and sales of $3,087 of long-term U.S. Government and agency securities during the period ended September 30, 2016.

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Contrarian Value Fund				Enhanced Core Equity Fund
	Six Months Ended September 30, 2016		Year Ended March 31, 2016		Six Months Ended September 30, 2016		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	169	$5,654	497	$16,061	255	$4,686	681	$12,511
Reinvestment of distributions	17	559	17	628	44	790	1,027	18,016
Shares repurchased	(1,059)	(35,624)	(2,361)	(76,153)	(398)	(7,297)	(1,698)	(30,024)

Net Increase / (Decrease)	(873)	$(29,411)	(1,847)	$(59,464)	(99)	$(1,821)	10	$503

Class C
Sale of shares	14	$444	38	$1,236	276	$4,569	769	$13,346
Reinvestment of distributions	— (1)	5	1	38	1	20	387	6,208
Shares repurchased	(165)	(5,279)	(564)	(17,436)	(317)	(5,295)	(878)	(14,585)

Net Increase / (Decrease)	(151)	$(4,830)	(525)	$(16,162)	(40)	$(706)	278	$4,969

Class I
Sale of shares	273	$9,146	657	$21,130	441	$8,042	318	$5,626
Reinvestment of distributions	28	945	25	890	12	211	80	1,413
Shares repurchased	(1,120)	(37,694)	(2,219)	(71,603)	(126)	(2,299)	(165)	(2,957)

Net Increase / (Decrease)	(819)	$(27,603)	(1,537)	$(49,583)	327	$5,954	233	$4,082

Class R6
Sale of shares	20	$672	176	$5,841	—	$—	—	$—
Reinvestment of distributions	1	45	— (1)	17	—	—	—	—
Shares repurchased	(79)	(2,624)	(27)	(853)	—	—	—	—

Net Increase / (Decrease)	(58)	$(1,907)	149	$5,005	—	$—	—	$—

(1)	Amount is less than 500 shares.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	Mid-Cap Core Fund				Mid-Cap Growth Fund
	Six Months Ended September 30, 2016		Year Ended March 31, 2016		Six Months Ended September 30, 2016		Year Ended March 31, 2016

	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	556	$12,905	557	$12,394	43	$959	134	$2,958
Reinvestment of distributions	—	—	4	95	—	—	49	1,143
Shares repurchased	(588)	(13,976)	(217)	(4,737)	(171)	(3,835)	(332)	(7,279)

Net Increase / (Decrease)	(32)	$(1,071)	344	$7,752	(128)	$(2,876)	(149)	$(3,178)

Class B
Sale of shares	—	$—	—	$—	—	$—	— (1)	$— (2)
Reinvestment of distributions	—	—	—	—	—	—	— (1)	9
Shares repurchased	—	—	—	—	(5)	(91)	(14)	(262)

Net Increase / (Decrease)	—	$—	—	$—	(5)	$(91)	(14)	$(253)

Class C
Sale of shares	169	$3,730	195	$4,179	10	$176	71	$1,340
Reinvestment of distributions	—	—	2	35	—	—	5	94
Shares repurchased	(74)	(1,619)	(85)	(1,754)	(51)	(929)	(96)	(1,721)

Net Increase / (Decrease)	95	$2,111	112	$2,460	(41)	$(753)	(20)	$(287)

Class I
Sale of shares	781	$18,519	279	$6,180	24	$540	25	$586
Reinvestment of distributions	—	—	2	41	—	—	2	49
Shares repurchased	(93)	(2,188)	(156)	(3,412)	(13)	(290)	(36)	(806)

Net Increase / (Decrease)	688	$16,331	125	$2,809	11	$250	(9)	$(171)

	Quality Large-Cap Value Fund				Quality Small-Cap Fund
	Six Months Ended September 30, 2016		Year Ended March 31, 2016		Six Months Ended September 30, 2016		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	75	$1,140	328	$4,631	616	$9,680	572	$8,621
Reinvestment of distributions	29	451	16	245	277	4,226	285	4,445
Shares repurchased	(171)	(2,647)	(611)	(9,094)	(687)	(10,786)	(808)	(12,177)

Net Increase / (Decrease)	(67)	$(1,056)	(267)	$(4,218)	206	$3,120	49	$889

Class C
Sale of shares	29	$434	116	$1,660	256	$3,992	95	$1,426
Reinvestment of distributions	—	—	1	11	88	1,331	88	1,357
Shares repurchased	(93)	(1,391)	(914)	(12,980)	(156)	(2,421)	(217)	(3,265)

Net Increase / (Decrease)	(64)	$(957)	(797)	$(11,309)	188	$2,902	(34)	$(482)

Class I
Sale of shares	11	$169	45	$667	4,268	$67,006	2,300	$34,828
Reinvestment of distributions	4	68	3	52	675	10,291	680	10,585
Shares repurchased	(35)	(532)	(253)	(3,772)	(2,091)	(32,634)	(3,573)	(53,640)

Net Increase / (Decrease)	(20)	$(295)	(205)	$(3,053)	2,852	$44,663	(593)	$(8,227)

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	Small-Cap Core Fund				Small-Cap Sustainable Growth Fund
	Six Months Ended September 30, 2016		Year Ended March 31, 2016		Six Months Ended September 30, 2016		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	614	$13,424	436	$9,529	3,468	$63,083	1,110	$18,446
Reinvestment of distributions	87	1,868	443	9,802	174	3,024	129	2,236
Shares repurchased	(423)	(9,249)	(1,006)	(22,255)	(989)	(18,044)	(987)	(16,297)

Net Increase / (Decrease)	278	$6,043	(127)	$(2,924)	2,653	$48,063	252	$4,385

Class C
Sale of shares	332	$6,283	295	$5,978	638	$10,645	377	$5,896
Reinvestment of distributions	70	1,287	301	5,822	41	655	29	470
Shares repurchased	(238)	(4,495)	(360)	(7,311)	(100)	(1,660)	(163)	(2,491)

Net Increase / (Decrease)	164	$3,075	236	$4,489	579	$9,640	243	$3,875

Class I
Sale of shares	4,297	$98,044	1,981	$46,483	6,983	$129,178	4,526	$76,763
Reinvestment of distributions	321	7,170	1,417	32,670	154	2,708	60	1,032
Shares repurchased	(1,662)	(37,977)	(4,279)	(101,680)	(1,918)	(35,022)	(1,075)	(17,938)

Net Increase / (Decrease)	2,956	$67,237	(881)	$(22,527)	5,219	$96,864	3,511	$59,857

Class R6
Sale of Shares	207	$4,748	890	$21,755	—	$—	—	$—
Reinvestment of distributions	35	779	97	2,115	—	—	—	—
Shares repurchased	(43)	(984)	(59)	(1,307)	—	—	—	—

Net Increase / (Decrease)	199	$4,543	928	$22,563	—	$—	—	$—

	Strategic Growth Fund				Tactical Allocation Fund
	Six Months Ended September 30, 2016		Year Ended March 31, 2016		Six Months Ended September 30, 2016		Year Ended March 31, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	135	$1,874	692	$9,635	49	$422	403	$3,817
Reinvestment of distributions	69	949	1,224	17,438	155	1,346	1,131	10,398
Shares repurchased	(1,637)	(22,854)	(3,003)	(41,883)	(1,188)	(10,261)	(2,565)	(22,962)

Net Increase / (Decrease)	(1,433)	$(20,031)	(1,087)	$(14,810)	(984)	$(8,493)	(1,031)	$(8,747)

Class B
Sale of shares	— (1)	$— (2)	2	$17	— (1)	$— (2)	— (1)	$— (2)
Reinvestment of distributions	— (1)	3	8	98	— (1)	1	2	19
Shares repurchased	(47)	(547)	(69)	(799)	(7)	(67)	(16)	(145)

Net Increase / (Decrease)	(47)	$(544)	(59)	$(684)	(7)	$(66)	(14)	$(126)

Class C
Sale of shares	21	$240	1,249	$14,657	9	$82	437	$4,258
Reinvestment of distributions	4	46	68	810	3	28	47	443
Shares repurchased	(448)	(5,149)	(564)	(6,362)	(114)	(998)	(487)	(4,357)

Net Increase / (Decrease)	(423)	$(4,863)	753	$9,105	(102)	$(888)	(3)	$344

Class I
Sale of shares	84	$1,219	171	$2,422	—	$—	—	$—
Reinvestment of distributions	1	18	23	338	—	—	—	—
Shares repurchased	(88)	(1,256)	(198)	(2,764)	—	—	—	—

Net Increase / (Decrease)	(3)	$(19)	(4)	$(4)	—	$—	—	$—

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

Note	7. Borrowings

($ reported in thousands)

On June 29, 2016, the Funds and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at any time during the period ended September 30, 2016.

Note	8. 10% Shareholders

At September 30, 2016, certain Funds had individual shareholder account(s), and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Contrarian Value Fund	26%	2*
Mid-Cap Core Fund	19	1*
Quality Large-Cap Value Fund	10	1*
Quality Small-Cap Fund	42	2*
Small-Cap Core Fund	31	2*
Small-Cap Sustainable Growth Fund	21	2*

*	None of the accounts are affiliated.

Note	9. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	10. Federal Income Tax Information

($ reported in thousands)

At September 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Contrarian Value Fund	$158,567	$77,943	$(11,940)	$66,003
Enhanced Core Equity Fund - Investments (Including Purchased Options)	152,494	2,973	(946)	2,027
Enhanced Core Equity Fund - Written Options	(241)	—	—	—
Mid-Cap Core Fund	50,576	5,916	(1,039)	4,877
Mid-Cap Growth Fund	63,742	27,916	(2,651)	25,265
Quality Large-Cap Value Fund	47,685	17,057	(679)	16,378
Quality Small-Cap Fund	223,077	70,197	(6,041)	64,156
Small-Cap Core Fund	326,287	89,808	(24,015)	65,793
Small-Cap Sustainable Growth Fund	323,718	78,323	(8,664)	69,659
Strategic Growth Fund	276,609	157,985	(5,521)	152,464
Tactical Allocation Fund	144,487	7,772	(3,604)	4,168

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	Short-Term Capital Losses Expiring			No Expiration
	2017	2018	2019	Short-Term	Long-Term	Total
Contrarian Value Fund	$—	$9,244	$6,954	$—	$—	$16,198
Mid-Cap Core Fund	—	—	—	115	17	132
Quality Large-Cap Value Fund	6,827	8,384	—	—	—	15,211
Quality Small-Cap Fund	4,655	—	—	—	—	4,655
Small-Cap Core Fund	2,681	—	—	—	—	2,681
Small-Cap Sustainable Growth Fund	—	383	—	—	—	383

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, and Small-Cap Sustainable Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2016, the Tactical Allocation Fund’s aggregate value of illiquid securities was $257 or 0.2% of the Fund’s net assets. These securities have been identified on the Schedule of Investments.

At September 30, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note	12. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2016, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Contrarian Value Fund	Materials	29%
Mid-Cap Growth Fund	Information Technology	30%
Small-Cap Core Fund	Industrials	28%
Small-Cap Sustainable Growth Fund	Information Technology	32%
Strategic Growth Fund	Information Technology	35%
Strategic Growth Fund	Consumer Discretionary	28%

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note	14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that the following subsequent events require recognition or disclosure in these financial statements.

On November 16, 2016, the Board of the Trust approved changes to the name, investment objective and investment strategies of the Quality Large-Cap Value Fund, to take effect at least 60 days after notice to shareholders of that Fund. Information regarding these changes are set forth in the Prospectus Supplement for that Fund dated November 21, 2016, in the back of this Shareholder Report.

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND (F/K/A BALANCED FUND) AND VIRTUS TACTICAL ALLOCATION FUND BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person Board meeting held on August 23-24, 2016, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the termination of the current subadvisory agreement with Euclid Advisors LLC (“Euclid”), subadviser to the Virtus Strategic Allocation Fund (f/k/a Balanced Fund) and Virtus Tactical Allocation Fund (each a “Fund” and collectively, the “Funds”), and approved new interim investment subadvisory agreements and new investment subadvisory agreements (the “Subadvisory Agreements”) with Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and Duff & Phelps Investment Management Co. (“DPIM”)(each, a “Subadviser” and collectively, the “Subadvisers”).

In considering the approval of the Subadvisers, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (the “Adviser”) and the Subadvisers which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser changes would be in the best interests of the Funds and their shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and already provided by the Subadvisers for other funds, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Basis for the Board’s Recommendation

In making its determination with respect to the Subadvisory Agreements, the Board considered various factors, including:

•	Nature, extent, and quality of the services to be provided by the Subadvisers. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by each Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadvisers would provide portfolio management, compliance with each Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreements and noted the breadth and depth of experience of the portfolio managers. In considering the approval of the Subadvisory Agreements, the Trustees considered each Subadviser’s investment management process, including (a) the experience, capability and integrity of each Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the quality and commitment of each Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) each Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadvisers to the Funds was reasonable.

•	Investment Performance. The Board considered performance reports and discussions at Board meetings throughout the year, as well as data furnished in connection with the contract consideration process for the Funds and the Subadvisers. The Board noted the Euclid portfolio managers who managed the international equity portion of the Funds would continue in the same role with DPIM, and noted the international equity portion of the Funds outperformed the index for the 1- and 3-year periods and since the portfolio managers began managing the international equity portion of the Funds. The Board considered the investment performance of similarly managed products by KAR, and noted they outperformed the equity portion of the Funds for the 1-, 3- and 5-year periods. After reviewing these and related factors, the Board concluded that each Subadviser’s overall performance was satisfactory.

•	Subadvisory Fee. The Board took into account that each Fund’s subadvisory fees are paid by the Adviser and not by the Funds, so that the Funds’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreements were the same as the subadvisory fees paid to each Fund’s previous subadviser. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadvisers and all factors considered.

•	Profitability and economies of scale. In considering the expected profitability to each Subadviser of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by the Adviser out of the advisory fees that it receives under the Advisory Agreement and not by the Funds. In considering the reasonableness of the fees payable by the Adviser to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of the Adviser, such profitability might be directly or indirectly shared by the Adviser, and therefore the Board considered the profitability together. As a result, the expected profitability to each Subadviser of its relationships with the Funds was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in each Subadviser’s management of the Funds to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Funds. For instance the Board noted that the Subadvisers’ reputation in the brokerage community might result in greater assets in the Funds. The Board was also advised that there may be certain intangible benefits gained by the Subadvisers to the extent that serving the Funds could provide the opportunity to provide advisory services to additional funds of the Trust or could enhance each Subadviser’s reputation in the marketplace, and, therefore, the subadvisory changes could enable each Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreements with KAR and DPIM was in the best interests of each Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements with respect to each Fund.

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

MAY 19, 2016 (Unaudited)

At a special meeting of shareholders of all series of Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust, held on May 19, 2016, shareholders of Virtus Equity Trust (the “Trust”) voted on the following proposals:

Proposal 1.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To elect six Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.
George R. Aylward	76,300,233.296	3,067,034.578	0
Thomas J. Brown	76,229,850.000	3,137,417.874	0
Donald C. Burke	76,335,500.148	3,031,767.726	0
Roger A. Gelfenbien	76,143,196.612	3,224,071.262	0
John R. Mallin	76,357,511.609	3,009,756.265	0
Hassell H. McClellan	76,234,303.160	3,132,964.714	0

Shareholders of the Trust voted to approve the above proposal.

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Quality Small-Cap Fund	6,395,582.096	192,078.666	161,104.185

Shareholders of the Fund listed above voted to approve the above proposal.

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

JUNE 16, 2016 (Unaudited)

At a special meeting of shareholders of Virtus Quality Large-Cap Value Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Allocation Fund (f/k/a Balanced Fund) and Virtus Tactical Allocation Fund, each a series of Virtus Equity Trust, held on June 16, 2016, shareholders voted on the following proposal:

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Quality Large-Cap Value Fund	1,595,273.860	91,996.077	68,192.075
Virtus Small-Cap Sustainable Growth Fund	4,943,986.777	151,690.044	161,901.380
Virtus Strategic Allocation Fund (f/k/a Balanced Fund)	14,049,738.184	1,590,278.231	1,111,223.197
Virtus Tactical Allocation Fund	6,834,576.357	868,790.039	503,063.675

Shareholders of the funds listed above voted to approve the proposal.

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

JULY 18, 2016 (Unaudited)

At a special meeting of shareholders of Virtus Mid-Cap Growth Fund, Virtus Strategic Growth Fund, Virtus Contrarian Value Fund, Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund), Virtus Mid-Cap Core Fund, and Virtus Small-Cap Core Fund, each a series of Virtus Equity Trust, held on July 18, 2016, shareholders voted on the following proposals:

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Mid-Cap Growth Fund	1,528,987.328	182,715.868	108,663.887
Virtus Strategic Growth Fund	12,604,603.933	1,426,785.792	970,465.876
Virtus Contrarian Value Fund	2,268,907.973	418,866.247	123,847.286
Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund)	3,193,181.336	329,948.091	365,647.470
Virtus Mid-Cap Core Fund	667,382.241	34,405.648	38,116.054
Virtus Small-Cap Core Fund	5,359,077.823	218,544.658	210,330.848

Shareholders of Virtus Mid-Cap Growth Fund and Virtus Strategic Growth Fund voted to approve the above proposal. Shareholders of Virtus Contrarian Value Fund, Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund), Virtus Mid-Cap Core Fund, and Virtus Small-Cap Core Fund did not approve the above proposal.

Proposal 6.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To amend the fundamental restrictions of the Fundamental Restriction Funds with respect to loans.
Virtus Contrarian Value Fund	2,506,225.211	156,143.775	149,255.522

Shareholders of Virtus Contrarian Value Fund did not approve the above proposal.

Virtus Balanced Fund

and Virtus Tactical Allocation Fund

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated July 29, 2016

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to the above-named funds. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to the funds, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the funds. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the funds’ standard subadvisory agreement is implemented, not to exceed 150 days.

Effective September 7, 2016, the Balanced Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Balanced Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 60% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Effective September 7, 2016, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 50% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Additionally, effective October 11, 2016, Virtus Balanced Fund’s name will be changed to Virtus Strategic Allocation Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Strategic Allocation Fund.

Additional disclosure changes resulting from the subadviser changes are described below and are also effective September 7, 2016.

Virtus Balanced Fund

The first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the fund’s U.S equity allocation,the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of activesector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.

>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.

>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.

>	Christopher J. Kelleher, CFA, CPA, Senior Managing Director and Senior Portfolio Manager at Newfleet. Mr. Kelleher has served as a Portfolio Manager of the fund since 2012.

The first two paragraphs of the disclosure under Principal Investment Strategies” on page 49 of the statutory prospectus are hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

Virtus Tactical Allocation Fund

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield/high-risk (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar- weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.

>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.

>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.

The first two paragraphs under Principal Investment Strategies” on page 60 of the statutory prospectus is hereby replaced with the following:

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion. The fund’s policy of investing 65% of its assets in large market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

Both Funds

Under “The Adviser” on page 69 of the statutory prospectus, the first table is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Balanced Fund

Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion) Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion)

Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)

Virtus Tactical Allocation Fund	Duff & Phelps (international equity portion) Kayne Anderson Rudnick (domestic equity portion) Newfleet (fixed income portion)

Under “The Subadvisers” on page 70 of the statutory prospectus, the following paragraph is hereby added:

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed- end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of June 30, 2016, Duff & Phelps had approximately $10 billion in assets under management on a discretionary basis.

Under “The Subadvisers” on page 70 of the statutory prospectus, the table showing subadvisory fees is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Balanced Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion)

50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion) 50% of the Net Advisory Fee to Newfleet (fixed income portion)

Virtus Tactical Allocation Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion)

50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion) 50% of the Net Advisory Fee to Newfleet (fixed income portion)

Under “Portfolio Management” beginning on page 71 of the statutory prospectus, the following information for “Duff & Phelps” is hereby added:

Duff & Phelps

Virtus Balanced Fund (international equity portion only)	Frederick A. Brimberg (since 2012)
Virtus Tactical Allocation Fund (international equity portion only)	Frederick A. Brimberg (since 2012)

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

Also in this section, the information for “Kayne” is amended by adding the following information to the table:

Virtus Balanced Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)
Virtus Tactical Allocation Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)

Additionally, the information for “Newfleet” is amended by adding the following information to the table:

Virtus Balanced Fund (fixed income portion only)	Christopher J. Kelleher (since September 2016)

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated July 29, 2016.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/BF&TAFKayneChanges (9/2016)

Virtus Growth & Income Fund

a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses, each dated July 29, 2016

IMPORTANT NOTICE TO INVESTORS

Effective October 11, 2016, the fund’s name will be changed to Virtus Enhanced Core Equity Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Enhanced Core Equity Fund.

Additionally, effective September 7, 2016, Michael Davis and Warun Kumar are added as portfolio managers of the fund. Accordingly, the disclosure under “Portfolio Management” in the summary prospectuses and in the summary section of the statutory prospectus is hereby revised to read:

>	Michael Davis, a Portfolio Manager at Rampart is a manager of the fund. Mr. Davis has served as a Portfolio Manager of the fund since September 2016.

>	Brendan R. Finneran, Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Finneran has served as a Portfolio Manager of the fund since December 2014.

>	Robert F. Hofeman, Jr., Portfolio Manager and Trader at Rampart, is a manager of the fund. Mr. Hofeman has served as a Portfolio Manager of the fund since December 2014.

>	Warun Kumar, Chief Investment Officer and Portfolio Manager at Rampart, is a manager of the fund. Mr. Kumar has served as a Portfolio Manager of the fund since September 2016.

In the section “Portfolio Management” on page 72 of the statutory prospectus, the table under the subheading “Rampart” is hereby replaced with the following:

Virtus Growth & Income Fund	Michael Davis (since September 2016) Brendan R. Finneran (since December 2014) Robert F. Hofeman, Jr. (since December 2014) Warun Kumar (since September 2016)

The narrative under the referenced table is hereby amended by adding the following biographical information for Mr. Davis and Mr. Kumar:

Michael Davis. Mr. Davis is a Portfolio Manager at Rampart (since September 2016) and a Managing Director at VIA (since September 2016) and has over 15 years of experience in the financial services industry, including investment management and capital markets. Prior to joining Virtus in 2014, he was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies. Before forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

Warun Kumar. Mr. Kumar is Chief Investment Officer and Portfolio Manager at Rampart (since April 2015), and Portfolio Manager at Virtus Alternative Investment Advisers, Inc., an affiliate of VIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

All other disclosure concerning the fund, including fees, expenses, investment objective, strategies, risks and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses future reference.

VET 8019/G&INameChange (9/2016)

Virtus Quality Large-Cap Value Fund

a series of Virtus Equity Trust

Supplement dated November 21, 2016 to the Summary and

Statutory Prospectuses, each dated July 29, 2016

IMPORTANT NOTICE TO INVESTORS

At a meeting held on November 16, 2016, the Board of Trustees of Virtus Equity Trust approved changes to the fund’s investment objective, name and principal investment strategies as described below. These changes will be effective on February 1, 2017.

Effective February 1, 2017, the fund’s investment objective will change to “total return, consisting of both capital appreciation and current income.” Also effective February 1, 2017, the fund’s name will change to Virtus Global Quality Dividend Fund. Effective February 1, 2017, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Global Quality Dividend Fund.

Additionally, the following disclosure changes will be effective February 1, 2017:

Under “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the first paragraph will be replaced in its entirety with the following:

The fund invests in a globally diversified portfolio of primarily high-quality, mature companies with high dividend yields. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including American Depositary Receipts. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities.

Under “Principal Risks” in the fund’s summary prospectus and summary section of the statutory prospectus, the risk entitled “Value Stocks Risk” will be deleted and the following disclosure will be added:

>	Small and Medium Market Capitalization Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

The first paragraph under Principal Investment Strategies on page 55 of the statutory prospectus will be replaced with the following:

The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including American Depositary Receipts. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund’s policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The last sentence in the second paragraph of this section will be replaced with the following: “Generally, the fund invests in approximately 25 to 40 securities at any given time.”

The third paragraph in this section will be deleted.

In the section “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus, the row entitled “Value Stocks” will be amended to remove the “X” from the column showing risks of the fund thereby indicating that this risk disclosure does not apply to the fund. Additionally, the row entitled “Small and Medium Market Capitalization Companies” will be amended to add an “X” to the column showing risks of the fund thereby indicating that this risk disclosure applies to the fund.

All other disclosure concerning the fund, including fees, expenses, risks and portfolio management remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/LCQV Obj&Name&StrategyChanges (11/2016)

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8029	11-16

SEMIANNUAL REPORT

Virtus Strategic Allocation Fund

(f/k/a Virtus Balanced Fund)

September 30, 2016

TRUST NAME: VIRTUS EQUITY TRUST

Prospectus and Statement of Additional Information (“SAI”) supplements applicable to this Fund appear at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Strategic Allocation Fund

(“Strategic Allocation Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Strategic Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended September 30, 2016.

During the period, market volatility was relatively light and performance was positive for many asset classes. Although the U.K.’s “Brexit” vote to leave the European Union triggered a broad selloff in late June, the disruption was short-lived. Calm was restored by better-than-expected second quarter corporate earnings, an improving global economic picture, and reassurance that the world’s central banks would continue to provide monetary stimulus.

For the six months ended September 30, 2016, U.S. small-cap stocks surged well ahead of U.S. large-cap stocks, as measured by the 13.18% and 6.40% returns of the Russell 2000® Index and S&P 500® Index, respectively. Within international equities, emerging markets outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 9.75%, while the MSCI EAFE® Index (net) returned 4.88%.

Demand for U.S. Treasuries was steady over the period, driven by foreign investors seeking safe havens and yield in the global negative interest rate environment. The benchmark 10-year U.S. Treasury yielded 1.60% on September 30, 2016 compared with 1.78% on March 31, 2016. For the six months ended September 30, 2016, the broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, gained 2.68%, while non-investment grade bonds rose 11.38%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

The strength of the global economy will likely remain a leading concern for markets in the months ahead, and investors will watch with great interest the actions of the Fed and other major central banks. The U.S. economy’s continued growth, as evidenced by recent strong jobs, housing, and consumer spending data, should give investors reason for optimism, but future market direction will be determined largely by the ability of corporations to continue to produce robust earnings.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to both traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

As always, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

October 2016

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2016 TO SEPTEMBER 30, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Strategic Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF APRIL 1, 2016 TO SEPTEMBER 30, 2016

Expense Table
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,044.20	1.15%	$5.89
Class B	1,000.00	1,040.40	1.90	9.72
Class C	1,000.00	1,040.60	1.90	9.72

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.30	1.15	5.82
Class B	1,000.00	1,015.54	1.90	9.60
Class C	1,000.00	1,015.54	1.90	9.60

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS

SEPTEMBER 30, 2016 (Unaudited)

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

4

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (NYSE).

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Asset Allocations (Unaudited)

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2016.
Common Stocks		60%
Information Technology	18%
Consumer Discretionary	15
Health Care	7
All Other Sectors in Common Stocks	20
Corporate Bonds and Notes		19
Financials	6
Consumer Discretionary	3
Real Estate	2
All Other Sectors in Corporate Bonds and Notes	8
Total of all others
Mortgage-Backed Securities		10
U.S. Government Securities		3
Asset-Backed Securities		2
Loan Agreements		2
Other (includes short-term investment)		4

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.7%
U.S. Treasury Bond 2.500%, 2/15/46	$10,230	$10,608
U.S. Treasury Note 1.625%, 2/15/26	2,430	2,436
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $12,612)		13,044
MUNICIPAL BONDS—0.6%
California—0.4%
California, State of, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,067

	PAR VALUE	VALUE
Georgia—0.2%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	$600	$635
TOTAL MUNICIPAL BONDS (Identified Cost $2,671)		2,702
FOREIGN GOVERNMENT SECURITIES—0.7%
Argentine Republic
144A 7.500%, 4/22/26(4)	505	570
144A 7.625%, 4/22/46(4)	195	220
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265	258
144A 7.000%, 4/4/44(4)	335	359
Republic of Panama 3.875%, 3/17/28	495	536

See Notes to Financial Statements

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Turkey 4.875%, 10/9/26	$475	$484
Sultanate of Oman 144A 4.750%, 6/15/26(4)	250	251
United Mexican States 4.750%, 3/8/44	905	941
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,406)		3,619
MORTGAGE-BACKED SECURITIES—10.3%
Agency—4.6%
FHLMC
5.000%, 7/1/35	225	252
5.000%, 12/1/35	631	715
6.000%, 6/1/37	303	352
3.500%, 11/1/44	610	644
4.000%, 2/1/45	622	667
3.500%, 3/1/45	687	732
3.000%, 5/1/45	2,022	2,104
3.500%, 4/1/46	811	856
FNMA
6.000%, 5/1/17	2	2
4.000%, 7/1/19	5	6
6.000%, 12/1/32	50	57
6.000%, 11/1/34	418	482
5.500%, 4/1/36	6	7
5.500%, 9/1/36	212	241
6.500%, 5/1/37	344	397
6.000%, 9/1/37	14	17
5.000%, 3/1/38	222	252
5.500%, 4/1/38	177	209
5.500%, 6/1/38	247	282
6.000%, 8/1/38	110	127
5.000%, 9/1/39	268	303
5.500%, 9/1/39	1,346	1,524
4.500%, 9/1/40	557	622
3.500%, 8/1/42	829	878
3.500%, 12/1/42	789	835
3.000%, 3/1/43	717	748
3.000%, 5/1/43	404	421
3.000%, 5/1/43	1,912	1,992
3.000%, 5/1/45	1,024	1,066
3.000%, 8/1/45	354	370
3.500%, 8/1/45	454	479
3.500%, 8/1/45	1,006	1,062
3.500%, 12/1/45	176	185
3.500%, 1/1/46	880	928
3.000%, 2/1/46	1,097	1,141

	PAR VALUE	VALUE
Agency (continued)
3.000%, 4/1/46	$1,847	$1,922

		22,877

Non-Agency—5.7%
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	677
15-SFR1, A 144A 3.467%, 4/17/52(4)	906	965
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.311%, 6/25/33(3)	410	395
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	580	608
Banc of America Funding Trust
04-B, 2A1 2.886%, 11/20/34(3)	169	166
05-1, 1A1 5.500%, 2/25/35	258	259
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	177	178
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.148%, 7/25/35(3)	579	574
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.018%, 5/25/34(3)	527	522
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,420	1,471
Citigroup Commercial Mortgage Trust 07-C6, A4 5.900%, 12/10/49(3)	650	662
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	276	264

See Notes to Financial Statements

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.510%, 8/10/44(3)(4)	$555	$582
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.725%, 10/25/28(3)	560	569
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	147	148
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	495	434
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	171	171
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07- PW17, A4 5.694%, 6/11/50(3)	1,395	1,433
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.032%, 9/25/34(3)	442	447
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	336	355
16-1, A3 144A 3.500%, 5/25/46(4)	1,288	1,331
16-1, M2 144A 3.750%, 4/25/45(3)(4)	448	463
15-4, 1A4 144A 3.500%, 6/25/45(3)(4)	321	331
16-2, M2 144A 3.750%, 12/25/45(3)(4)	454	470
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	395	410
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.326%, 2/25/35(3)	361	328
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	347	351

	PAR VALUE	VALUE

Non-Agency (continued)
Morgan Stanley – Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	$275	$305
15-C22, AS 3.561%, 4/15/48	685	721
15-C26,C 4.558%, 10/15/48(3)	300	313
Morgan Stanley Capital Barclays Bank Trust 16-Mart, A 144A 2.200%, 9/13/31(4)	350	350
Morgan Stanley Capital I Trust
07-T27, A4 5.818%, 6/11/42(3)	1,212	1,237
08-T29, A4 6.477%, 1/11/43(3)	1,461	1,529
07-IQ14, A4 5.692%, 4/15/49(3)	900	910
07-IQ14, AM 5.865%, 4/15/49(3)	466	451
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	470	472
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	536	558
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	510	531
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	256	265
Novastar Mortgage Funding Trust Series 04-4, M5 2.250%, 3/25/35(3)	545	532
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	443	444
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(3)(4)	251	261
14-4, A6 144A 3.500%, 11/25/44(3)(4)	443	456
15-1, A1 144A 3.500%, 1/25/45(3)(4)	479	493

See Notes to Financial Statements

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	$385	$391
16-1, A1B, 144A 2.750%, 2/25/55(3)(4)	165	168
15-5, A2 144A 3.500%, 5/25/55(3)(4)	480	485
16-4, A1 144A 2.250%, 7/25/56(3)(4)	195	196
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	700	683
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(3)(4)	344	345
16-NPL9, A1 144A 3.500%, 9/25/46(3)(4)	295	295
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	347	347
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	460	486
Wells Fargo – Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.866%, 11/15/44(3)(4)	315	349

		28,137
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $49,554)		51,014
ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	705	714
Avis Budget Rental Car Funding LLC (AESOP) 16-1A, A 144A 2.990%, 6/20/22(4)	500	513

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES (continued)
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(4)	$575	$577
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	725
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	489	485
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(4)	760	774
Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(4)	471	464
DT Auto Owner Trust 16-4A C,144A 2.740%, 10/17/22(4)	585	585
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	622	626
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	320	323
MVW Owner Trust 16-1A, A 144A 2.250%, 12/20/33(4)	586	585
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.546%, 9/27/21(3)(4)	780	786
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	186	185
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	75	75
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	320	324
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(4)	605	614
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(4)	586	584

See Notes to Financial Statements

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	$702	$710
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $9,589)		9,649
CORPORATE BONDS AND NOTES—19.1%
Consumer Discretionary—2.5%
Boyd Gaming Corp. 6.875%, 5/15/23	230	251
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	210	217
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	190	204
CCO Holdings LLC 144A 5.500%, 5/1/26(4)	310	325
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(4)	145	146
144A 5.125%, 12/15/21(4)	345	346
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	555	553
Columbus Cable Barbados Ltd. Series B,144A 7.375%, 3/30/21(4)	200	213
Delphi Automotive plc 3.150%, 11/19/20	425	440
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(4)	35	35
Grupo Televisa SAB 4.625%, 1/30/26	535	572
Hanesbrands, Inc. 144A 4.625%, 5/15/24(4)	55	57
Landry’s, Inc.
144A 9.375%, 5/1/20(4)	425	446
144A 6.750%, 10/15/24(4)	120	122
M/I Homes, Inc. 6.750%, 1/15/21	265	279
MDC Holdings, Inc. 5.500%, 1/15/24	540	567

	PAR VALUE	VALUE

Consumer Discretionary (continued)
MPG Holdco I, Inc. 7.375%, 10/15/22	$435	$448
New York University 4.142%, 7/1/48	235	241
Newell Brands, Inc.
144A 5.000%, 11/15/23(4)	70	74
4.200%, 4/1/26	60	65
PetSmart, Inc. 144A 7.125%, 3/15/23(4)	415	437
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	635
QVC, Inc. 4.375%, 3/15/23	600	602
Scientific Games International, Inc. 6.625%, 5/15/21	295	226
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(4)	245	251
144A 7.375%, 5/1/26(4)	200	205
Signet UK Finance plc 4.700%, 6/15/24	630	607
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(4)	400	412
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(4)	325	329
Station Casinos LLC 7.500%, 3/1/21	525	556
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	215	235
Toll Brothers Finance Corp.
5.625%, 1/15/24	25	27
4.875%, 11/15/25	760	781
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	487
Wyndham Worldwide Corp. 5.100%, 10/1/25	560	612
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	415	415

		12,418

See Notes to Financial Statements

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Consumer Staples—0.7%
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	$255	$269
3.650%, 2/1/26	525	562
CVS Health Corp. 2.875%, 6/1/26	645	655
Flowers Foods, Inc. 4.375%, 4/1/22	600	649
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	35	38
Safeway, Inc. 7.250%, 2/1/31	335	334
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(4)	475	430
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	423	460

		3,397

Energy—1.6%
Antero Midstream Partners LP 144A 5.375%, 9/15/24(4)	145	147
Antero Resources Corp. 5.625%, 6/1/23	255	261
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130	128
Callon Petroleum Co. 144A 6.125%, 10/1/24(4)	85	88
Cimarex Energy Co. 4.375%, 6/1/24	310	324
Continental Resources, Inc.
5.000%, 9/15/22	280	280
4.500%, 4/15/23	165	159
Enbridge Energy Partners LP 4.375%, 10/15/20	90	95
Energy Transfer Partners LP
5.200%, 2/1/22	380	412
6.500%, 2/1/42	535	559
EnLink Midstream Partners LP 4.850%, 7/15/26	40	40

	PAR VALUE	VALUE
Energy (continued)
FTS International, Inc. 6.250%, 5/1/22	$185	$72
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	359
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)	35	37
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	1,155	1,380
MPLX LP 4.875%, 12/1/24	785	812
NGL Energy Partners LP 5.125%, 7/15/19	460	435
Parsley Energy LLC 144A 6.250%, 6/1/24(4)	530	550
Range Resources Corp. 144A 5.000%, 3/15/23(4)	335	329
Rowan Cos., Inc. 4.875%, 6/1/22	555	472
Sabine Oil & Gas Corp. 7.250%, 6/15/19(5)(12)	510	10
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	465
Sunoco LP 144A 6.375%, 4/1/23(4)	650	671

		8,085

Financials—6.0%
Air Lease Corp. 2.625%, 9/4/18	200	202
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	455	489
Ally Financial, Inc. 5.750%, 11/20/25	295	310
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	608
Ares Capital Corp.
4.875%, 11/30/18	80	83
3.875%, 1/15/20	221	229
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	577
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	440	490

See Notes to Financial Statements

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	$600	$634
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	496
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	465	514
Banco Nacional de Comercio Exterior SVC 144A 4.375%, 10/14/25(4)	340	352
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	456
Bancolombia S.A. 5.125%, 9/11/22	580	603
Bank of America Corp.
5.625%, 7/1/20	715	804
4.200%, 8/26/24	475	502
Bank of New York Mellon Corp. (The) 2.800%, 5/4/26	525	539
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	580
Berkshire Hathaway, Inc.
2.750%, 3/15/23	45	47
3.125%, 3/15/26	120	126
Capital One Financial Corp.
4.200%, 10/29/25	540	564
3.750%, 7/28/26	495	498
Citigroup, Inc. 4.050%, 7/30/22	600	638
Compass Bank 3.875%, 4/10/25	705	690
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(4)	640	627
Discover Financial Services 3.950%, 11/6/24	570	584
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	485	466

	PAR VALUE	VALUE

Financials (continued)
Ford Motor Credit Co., LLC 5.750%, 2/1/21	$535	$603
FS Investment Corp.
4.250%, 1/15/20	525	538
4.750%, 5/15/22	115	118
General Motors Financial Co., Inc.
4.750%, 8/15/17	315	324
4.200%, 3/1/21	235	248
3.450%, 4/10/22	85	86
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	677
5.750%, 1/24/22	875	1,016
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(7)(8)	680	694
ICAHN Enterprises LP 5.875%, 2/1/22	175	169
ING Groep NV 6.000%(3)(7)(8)	445	434
iStar Financial, Inc. 5.000%, 7/1/19	270	270
Jefferies Group LLC 6.875%, 4/15/21	260	303
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	524
Korea Finance Corp. 4.625%, 11/16/21	430	490
Leucadia National Corp. 5.500%, 10/18/23	460	484
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	639
Lincoln National Corp. 4.200%, 3/15/22	915	990
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	559
Manulife Financial Corp. 4.150%, 3/4/26	490	536
Morgan Stanley
5.500%, 7/28/21	300	342
4.350%, 9/8/26	585	625
6.375%, 7/24/42	610	833
Navient Corp. 7.250%, 9/25/23	100	100

See Notes to Financial Statements

12

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Financials (continued)
OM Asset Management plc 4.800%, 7/27/26	$500	$501
PKO Finance AB 144A 4.630%, 9/26/22(4)(14)	575	621
Prudential Financial, Inc.
5.875%, 9/15/42(3)	330	364
5.625%, 6/15/43(3)(8)	585	631
S&P Global, Inc. 4.000%, 6/15/25	570	618
Santander Holdings USA, Inc. 2.700%, 5/24/19	490	496
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	535	553
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	516
Trinity Acquisition plc
3.500%, 9/15/21	40	42
4.400%, 3/15/26	195	204
UBS AG 7.625%, 8/17/22	500	582
Woodside Finance Ltd. 144A 3.700%, 9/15/26(4)	125	126

		29,564

Health Care—1.5%
AbbVie, Inc.
2.850%, 5/14/23	300	305
3.600%, 5/14/25	200	209
3.200%, 5/14/26	300	304
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(4)(10)	81	81
Cardinal Health, Inc.
3.200%, 3/15/23	300	315
3.750%, 9/15/25	485	526
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	25	16
Endo Finance LLC 144A 6.000%, 7/15/23(4)	330	302

	PAR VALUE	VALUE
Health Care (continued)
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	$485	$539
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	105
HCA, Inc.
5.375%, 2/1/25	450	465
5.250%, 6/15/26	190	202
IASIS Healthcare LLC 8.375%, 5/15/19	240	218
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	268
Mylan NV
144A 3.000%, 12/15/18(4)	150	153
144A 3.150%, 6/15/21(4)	135	138
Ortho-Clinical Diagnostics, Inc. (Ortho-Clinical Diagnostics S.A.) 144A 6.625%, 5/15/22(4)	365	323
Owens & Minor, Inc. 3.875%, 9/15/21	110	114
Shire Acquisitions Investments Ireland Dac 2.400%, 9/23/21	195	195
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	316
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(4)	478	504
Team Health, Inc. 144A 7.250%, 12/15/23(4)	20	22
Teleflex, Inc. 4.875%, 6/1/26	200	207
Tenet Healthcare Corp.
4.350%, 6/15/20(3)	115	116
4.500%, 4/1/21	330	334
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	295	297
Universal Health Services, Inc.
144A 4.750%, 8/1/22(4)	95	98
144A 5.000%, 6/1/26(4)	225	235
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	58
144A 5.500%, 3/1/23(4)	155	133

See Notes to Financial Statements

13

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Zoetis, Inc. 3.450%, 11/13/20	$130	$136

		7,234

Industrials—1.1%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)	180	185
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(4)	50	51
Bombardier, Inc. 144A 4.750%, 4/15/19(4)	355	347
Carpenter Technology Corp. 4.450%, 3/1/23	560	554
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	693	734
99-2, C2 AMBC 6.236%, 3/15/20	323	340
00-1, A1 8.048%, 11/1/20	556	621
GATX Corp. 3.250%, 9/15/26	80	80
Masco Corp.
5.950%, 3/15/22	330	376
4.450%, 4/1/25	190	202
Owens Corning 3.400%, 8/15/26	500	503
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	225	234
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(4)	200	218
TransDigm, Inc.
6.000%, 7/15/22	345	366
6.500%, 5/15/25	140	147
Wheels Up Finance I LLC
16-01, A 0.500%, 6/30/17(3)(12)	102	101
16-01, A 7.500%, 6/30/24(12)	476	471

		5,530

	PAR VALUE	VALUE
Information Technology—0.9%
Apple, Inc.
2.850%, 2/23/23	$170	$179

3.250%, 2/23/26	485	516
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(4)	105	112
144A 7.125%, 6/15/24(4)	85	93
144A 6.020%, 6/15/26(4)	100	110
144A 8.100%, 7/15/36(4)	95	112
144A 8.350%, 7/15/46(4)	110	132
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625	652
Electronic Arts, Inc. 3.700%, 3/1/21	75	80
Flex Ltd. 4.750%, 6/15/25	595	634
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(4)	335	358
Microsoft Corp. 2.400%, 8/8/26	295	295
NXP BV (NXP Funding LLC) 144A 4.625%, 6/1/23(4)	205	225
Oracle Corp.
2.400%, 9/15/23	60	60
2.650%, 7/15/26	415	415
Verisk Analytics, Inc. 4.000%, 6/15/25	585	621

		4,594

Materials—1.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)	810	867
Berry Plastics Corp. 5.125%, 7/15/23	445	455
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	212
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	495	487
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	887
NewMarket Corp. 4.100%, 12/15/22	649	673

Novelis Corp.
144A 6.250%, 8/15/24(4)	25	27
144A 5.875%, 9/30/26(4)	370	380

See Notes to Financial Statements

14

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(4)	$485	$527
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(4)	120	124
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	365	390
Valvoline, Inc. 144A 5.500%, 7/15/24(4)	50	52

		5,081

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	295	309
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	70	73
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	168
Corporate Office Properties LP 3.600%, 5/15/23	610	610
Corrections Corp. of America 5.000%, 10/15/22	465	423
Developers Diversified Realty Corp.
7.875%, 9/1/20	475	570
3.500%, 1/15/21	385	399
Digital Realty Trust LP 5.250%, 3/15/21	540	604
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	619
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	375	387
Kilroy Realty LP 4.375%, 10/1/25	550	594
Kimco Realty Corp. 3.400%, 11/1/22	535	564

	PAR VALUE	VALUE
Real Estate (continued)
MPT Operating Partnership LP
6.375%, 3/1/24	$55	$60
5.500%, 5/1/24	275	289
5.250%, 8/1/26	20	21
National Retail Properties, Inc. 4.000%, 11/15/25	170	181
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	490
Select Income REIT 4.500%, 2/1/25	590	596
Sovran Acquisition LP 3.500%, 7/1/26	295	301
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	310	338
3.250%, 8/15/22	280	292
Welltower, Inc. 4.000%, 6/1/25	625	663
WP Carey, Inc. 4.250%, 10/1/26	200	203

		8,754

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	400	412
AT&T, Inc. 3.875%, 8/15/21	1,185	1,279
CenturyLink, Inc. Series Y 7.500%, 4/1/24	360	385
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200	1,312
CSC Holdings LLC 144A 5.500%, 4/15/27(4)	275	282
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(4)	240	247
Qwest Corp. 7.250%, 9/15/25	360	394
Sprint Communications, Inc. 6.000%, 11/15/22	640	602
T-Mobile USA, Inc. 6.500%, 1/15/26	265	295

See Notes to Financial Statements

15

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU 4.570%, 4/27/23	$510	$569
Windstream Corp. 7.750%, 10/15/20	720	738

		6,515

Utilities—0.7%
Dominion Resources, Inc. 2.962%, 7/1/19(3)	50	51
Duke Energy Corp. 2.650%, 9/1/26	515	506
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	676
NRG Yield Operating LLC 5.375%, 8/15/24	180	186
Southern Power Co. 4.150%, 12/1/25	665	716
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(4)	610	674
TerraForm Power Operating LLC 144A 9.375%, 2/1/23(3)(4)	455	471

		3,280
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $91,672)		94,452
LOAN AGREEMENTS(3)—1.9%
Consumer Discretionary—0.4%
Boyd Gaming Corp. Tranche B-2 3.524%, 9/15/23	116	117
Caesars Entertainment Resort Properties LLC 0.000%, 10/11/20(15)	395	395
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	181	179
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	122	122

	PAR VALUE	VALUE

Consumer Discretionary (continued)
Floor & Decor Outlets of America, Inc. 0.000%, 9/29/23(15)	$193	$193
Laureare Education, Inc. 2021 Extended, 8.157%, 3/17/21	194	193
Station Casinos LLC Tranche B, 3.750%, 6/8/23	182	183
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	323	324
UFC Holdings LLC First Lien 5.000%, 8/18/23	227	230

		1,936

Consumer Staples—0.2%
Albertson’s LLC Trance B-4, 4.500%, 8/25/21	353	356
Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	465	469

		825

Energy—0.1%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	285	255

Health Care—0.4%
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	239	237
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	252	254
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	184	165
InVentiv Health, Inc.
Tranche B-4, 7.750%, 5/15/18	240	241
Tranche B 0.000%, 9/29/23(15)	146	147
MMM Holdings, Inc. 9.750%, 12/12/17(6)(12)	110	108

See Notes to Financial Statements

16

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS(3) (continued)
Health Care (continued)
MPH Acquisition Holdings LLC 5.000%, 6/7/23	$116	$117
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(6)(12)	80	78
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	197	197
Quorum Health Corp. 6.750%, 4/29/22	227	220
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	293	294

		2,058

Industrials—0.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	229	228
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	126	126
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	243	246
Navistar, Inc. Tranche B 6.500%, 8/7/20	295	296
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	355	352

		1,248

Information Technology—0.3%
Donnelley Financial Solutions 0.000%, 9/26/23(15)	103	104
First Data Corp.
Tranche 2021 4.525%, 3/24/21	478	482
Tranche 2022 4.275%, 7/8/22	361	363
NXP BV Tranche F 3.405%, 12/7/20	214	216
On Semiconductor 5.250%, 3/31/23	124	125

	PAR VALUE		VALUE

Information Technology (continued)
SS&C European Holdings S.a.r.l.
Tranche B-2, 4.002%, 7/8/22	$16		$16
Tranche B-1, 4.002%, 7/8/22	125		126
Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	35		35

			1,467

Materials—0.0%
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	15		15

Real Estate—0.0%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	206		208

Telecommunication Services—0.1%
T-Mobile USA, Inc. Senior Lien 3.500%, 11/9/22	246		249
UPC Financing Partnership 4.080%, 8/31/24	154		155

			404

Utilities—0.2%
Energy Future Holdings 5.000%, 10/31/17(6)	170		171
Tranche C 5.000%, 10/31/17(6)	38		39
NRG Energy, Inc. 3.500%, 6/30/23	609		611

			821
TOTAL LOAN AGREEMENTS (Identified Cost $9,222)			9,237

	SHARES
PREFERRED STOCKS—1.1%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(9)	622

See Notes to Financial Statements

17

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCKS (continued)
Financials—0.7%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(9)	$459
Citigroup, Inc. 7.125%(3)	605	(9)	652
JPMorgan Chase & Co. Series Z, 5.300%(3)	110	(9)	112
KeyCorp. 5.000%(3)	490	(9)	483
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(9)	489
Wells Fargo & Co. Series K, 7.980%(3)	730	(9)	763
Zions Bancorp 6.950%(3)	23,200		688

			3,646

Industrials—0.3%
General Electric Co. Series D, 5.000%(3)	1,273	(9)	1,354
TOTAL PREFERRED STOCKS (Identified Cost $5,236)			5,622
COMMON STOCKS—58.9%
Consumer Discretionary—14.7%
Amazon.com, Inc.(2)	11,500		9,629
Bridgestone Corp. ADR	85,320		1,566
Ctrip.Com International Ltd. ADR(2)	80,100		3,730
Fuji Heavy Industries Ltd. ADR	21,040		1,577
Home Depot, Inc. (The)	50,100		6,447
IMAX Corp.(2)	61,090		1,770
Las Vegas Sands Corp.	125,200		7,204
Netflix, Inc.(2)	40,500		3,991
NIKE, Inc. Class B	135,400		7,129
Priceline Group, Inc. (The)(2)	4,800		7,063
Ross Stores, Inc.	90,500		5,819
Sony Corp. Sponsored ADR	69,400		2,305
Starbucks Corp.	145,600		7,883
TripAdvisor, Inc.(2)	65,900		4,164
WPP plc Sponsored ADR	19,950		2,349

			72,626

	SHARES	VALUE
Consumer Staples—7.0%
British American Tobacco plc Sponsored ADR	17,920	$2,287
Colgate-Palmolive Co.	42,200	3,129
Costco Wholesale Corp.	28,900	4,407
Estee Lauder Cos., Inc. (The) Class A	29,200	2,586
Heineken N.V. Sponsored ADR	48,850	2,143
Marine Harvest ASA Sponsored ADR	134,320	2,407
Mead Johnson Nutrition Co.	51,700	4,085
Monster Beverage Corp.(2)	50,100	7,355
Philip Morris International, Inc.	61,900	6,018

		34,417

Energy—3.3%
Cabot Oil & Gas Corp.	88,300	2,278
Core Laboratories N.V.	30,500	3,426
Pioneer Natural Resources Co.	18,900	3,509
Schlumberger Ltd.	44,100	3,468
Statoil ASA Sponsored ADR	115,220	1,936
Technip S.A. ADR	121,600	1,865

		16,482

Financials—1.8%
American International Group, Inc.	33,940	2,014
Charles Schwab Corp. (The)	85,800	2,709
DBS Group Holdings Sponsored ADR	34,410	1,568
ORIX Corp. Sponsored ADR	33,610	2,493

		8,784

Health Care—7.2%
Allergan plc(2)	11,310	2,605
Amgen, Inc.	10,200	1,701
BioMarin Pharmaceutical, Inc.(2)	45,500	4,210
Bristol-Myers Squibb Co.	96,200	5,187
Celgene Corp.(2)	66,500	6,951
Danaher Corp.	46,500	3,645

See Notes to Financial Statements

18

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS (continued)
Health Care (continued)
Gilead Sciences, Inc.	38,200	$3,022
Icon plc(2)	23,390	1,810
Shire plc ADR	10,720	2,078
Zoetis, Inc.	83,500	4,343

		35,552

Industrials—3.0%
Airbus Group Se ADR	129,900	1,961
Ashtead Group plc ADR	26,220	1,751
Nidec Corp. Sponsored ADR	117,930	2,701
RELX plc Sponsored ADR	113,160	2,168
Roper Technologies, Inc.	21,800	3,978
Wabtec Corp.	28,152	2,299

		14,858

Information Technology—17.8%
Accenture plc Class A	32,600	3,983
Activision Blizzard, Inc.	77,700	3,442
Alibaba Group Holding Ltd. Sponsored ADR(2)	99,300	10,505
Alphabet, Inc. Class A(2)	7,600	6,111
Amphenol Corp. Class A	98,900	6,421
Broadcom Ltd.	12,750	2,200
Check Point Software Technologies Ltd.(2)	20,120	1,561
CoStar Group, Inc.(2)	18,700	4,049
Facebook, Inc. Class A(2)	171,300	21,973
NXP Semiconductors NV(2)	21,340	2,177
Paycom Software, Inc.(2)	63,300	3,173
SAP SE Sponsored ADR	26,610	2,432
Tencent Holdings Ltd. ADR	71,107	1,982
Visa, Inc. Class A	99,700	8,245
Workday, Inc. Class A(2)	56,500	5,180
Yandex N.V. Class A(2)	208,400	4,387

		87,821

Materials—2.0%
Agnico Eagle Mines Ltd.	56,440	3,058
Ecolab, Inc.	33,900	4,126
Randgold Resources Ltd. ADR	25,590	2,561

		9,745

	SHARES	VALUE
Real Estate—0.4%
Unibail-Rodamco SE ADR	71,270	$1,914

Telecommunication Services—1.4%
KDDI Corp. ADR	187,200	2,892
Nippon Telegraph & Telephone Corp. ADR	43,650	2,000

Spark New Zealand Ltd. Sponsored ADR	155,670	2,045

		6,937

Utilities—0.3%
Korea Electric Power Corp. Sponsored ADR	69,670	1,698
TOTAL COMMON STOCKS (Identified Cost $277,012)		290,834
AFFILIATED MUTUAL FUND—0.7%
Virtus Credit Opportunities Fund Class R6(11)	357,054	3,510
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,569)		3,510
TOTAL LONG TERM INVESTMENTS—98.0%
(Identified Cost $464,543)		483,683	(13)
SHORT-TERM INVESTMENT—0.6%
Money Market Mutual Fund—0.6%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.360%)(11)	3,116,996	3,117
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,117)		3,117
TOTAL INVESTMENTS—98.6% (Identified Cost $467,660)		486,800	(1)
Other assets and liabilities, net—1.4%		6,845

NET ASSETS—100.0%		$493,645

See Notes to Financial Statements

19

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $53,892 or 10.9% of net assets.
(5)	Security in default, no interest payments are being received.
(6)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	Illiquid security.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(15)	This loan will settle after September 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

Country Weightings†
United States	78%
China	3
Japan	3
United Kingdom	3
Netherlands	2
Canada	1
France	1
Other	9
Total	100%

†	% of total investments as of September 30, 2016.

See Notes to Financial Statements

20

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2016

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,649	$—	$9,649	$—
Corporate Bonds and Notes	94,452	—	93,880	572
Foreign Government Securities	3,619	—	3,619	—
Loan Agreements	9,237	—	9,237	—
Mortgage-Backed Securities	51,014	—	51,014	—
Municipal Bonds	2,702	—	2,702	—
U.S. Government Securities	13,044	—	13,044	—
Equity Securities:
Affiliated Mutual Fund	3,510	3,510	—	—
Common Stocks	290,834	290,834	—	—
Preferred Stocks	5,622	689	4,933	—
Short-Term Investment	3,117	3,117	—	—

Total Investments	$486,800	$298,150	$188,078	$572

There were no transfers between Level 1 and Level 2 related to securities held as of September 30, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements
Balance as of March 31, 2016	$694
Accrued discount/(premium)	—	(c)
Realized gain (loss)	3
Change in unrealized appreciation/(depreciation)(d)	96
Purchases	1,057
Sales(b)	(786)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	(492	)(e)

Balance as of September 30, 2016(f)	$572	(f)

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on investments still held as of September 30, 2016 was $132.
(e)	The transfers are due to an increase in trading activities at period end.
(f)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

21

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$483,290
Investment in affiliated fund at value(2)	3,510
Cash	7,350
Receivables
Investment securities sold	7,494
Fund shares sold	15
Dividends and interest receivable	1,877
Tax reclaims	24
Other	9
Prepaid expenses	30
Prepaid trustee retainer	13

Total assets	503,612

Liabilities
Payables
Fund shares repurchased	770
Investment securities purchased	8,644
Investment advisory fees	222
Distribution and service fees	124
Administration fees	51
Transfer agent fees and expenses	99
Professional fees	20
Trustee deferred compensation plan	7
Other accrued expenses	30

Total liabilities	9,967

Net Assets	$493,645

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$440,659
Accumulated undistributed net investment income (loss)	(979)
Accumulated undistributed net realized gain (loss)	34,825
Net unrealized appreciation (depreciation) on investments	19,140

Net Assets	$493,645

Class A
Net asset value (net assets/shares outstanding) per share	$13.98
Maximum offering price per share NAV/(1–5.75%)	$14.83
Shares of beneficial interest outstanding, no par value, unlimited authorization	32,685,248
Net Assets	$456,922
Class B
Net asset value (net assets/shares outstanding) and offering price per share	$13.91
Shares of beneficial interest outstanding, no par value, unlimited authorization	29,849
Net Assets	$415
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,618,183
Net Assets	$36,308

(1) Investment in unaffiliated securities at cost	$464,091

(2) Investment in affiliated fund at cost	3,569

See Notes to Financial Statements

22

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$3,396
Dividends from affiliated fund	71
Interest	3,987
Security lending, net of fees	28
Foreign taxes withheld	(83)

Total investment income	7,399

Expenses
Investment advisory fees	1,373
Service fees, Class A	577
Distribution and service fees, Class B	2
Distribution and service fees, Class C	188
Administration fees	329
Transfer agent fees and expenses	337
Registration fees	27
Printing fees and expenses	73
Custodian fees	52
Professional fees	20
Trustees’ fees and expenses	21
Miscellaneous expenses	29

Total expenses	3,028
Less expenses reimbursed and/or waived by investment adviser	(10)
Earnings credit from custodian	(2)

Net expenses	3,016

Net investment income (loss)	4,383

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	35,912
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(19,034)
Net change in unrealized appreciation (depreciation) on affiliated investments	96

Net gain (loss)	16,974

Net increase (decrease) in net assets resulting from operations	$21,357

See Notes to Financial Statements

23

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,383	$10,818
Net realized gain (loss)	35,912	264
Net change in unrealized appreciation (depreciation)	(18,938)	(47,912)

Increase (decrease) in net assets resulting from operations	21,357	(36,830)

From Distributions to Shareholders
Net investment income, Class A	(4,819)	(8,862)
Net investment income, Class B	(3)	(7)
Net investment income, Class C	(253)	(456)
Net realized long-term gains, Class A	(666)	(15,612)
Net realized long-term gains, Class B	(1)	(22)
Net realized long-term gains, Class C	(55)	(1,441)

Decrease in net assets from distributions to shareholders	(5,797)	(26,400)

From Share Transactions
Sale of shares
Class A (189 and 888 shares, respectively)	2,598	12,687
Class B (—(1) and —(1) shares, respectively)	— (1)	2
Class C (32 and 419 shares, respectively)	439	6,083

Reinvestment of distributions
Class A (368 and 1,572 shares, respectively)	5,061	22,775
Class B (—(1) and 2 shares, respectively)	4	29
Class C (20 and 117 shares, respectively)	272	1,694

Shares repurchased
Class A (1,913 and 4,115 shares, respectively)	(26,399)	(58,177)
Class B (10 and 18 shares, respectively)	(145)	(258)
Class C (328 and 770 shares, respectively)	(4,476)	(10,671)

Increase (decrease) in net assets from share transactions	(22,646)	(25,836)

Net increase (decrease) in net assets	(7,086)	(89,066)

Net Assets
Beginning of period	500,731	589,797

End of period	$493,645	$500,731

Accumulated undistributed net investment income (loss) at end of period	$(979)	$(287)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

24

VIRTUS STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
4/1/16 to 9/30/16(8)	$13.55	0.13	0.47	0.60	(0.15)	(0.02)	(0.17)	—		0.43	$13.98	4.42	%(7)	$456,922	1.15	%(4)(9)	1.16	%(6)	1.81	%(6)	77	%(7)
4/1/15 to 3/31/16	15.18	0.29	(1.22)	(0.93)	(0.25)	(0.45)	(0.70)	—	(5)	(1.63)	13.55	(6.37)		461,276	1.12	(4)	1.13		2.05		75
4/1/14 to 3/31/15	15.54	0.29	0.33	0.62	(0.30)	(0.68)	(0.98)	—		(0.36)	15.18	4.08		541,818	1.10		1.10		1.89		62
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)	—		0.19	15.54	13.79		570,784	1.10		1.10		1.97		57
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)	—		0.77	15.35	6.77		559,955	1.10		1.10		1.39		121
4/1/11 to 3/31/12	14.00	0.22	0.58	0.80	(0.22)	—	(0.22)	—		0.58	14.58	5.83		572,561	1.11		1.11		1.57		109
Class B
4/1/16 to 9/30/16(8)	$13.48	0.07	0.47	0.54	(0.09)	(0.02)	(0.11)	—		0.43	$13.91	4.04	%(7)	$415	1.90	%(4)(9)	1.90	%(6)	1.06	%(6)	77	%(7)
4/1/15 to 3/31/16	15.10	0.19	(1.22)	(1.03)	(0.14)	(0.45)	(0.59)	—	(5)	(1.62)	13.48	(7.06)		542	1.87	(4)	1.87		1.32		75
4/1/14 to 3/31/15	15.46	0.18	0.32	0.50	(0.18)	(0.68)	(0.86)	—		(0.36)	15.10	3.29		848	1.85		1.85		1.18		62
4/1/13 to 3/31/14	15.28	0.18	1.64	1.82	(0.17)	(1.47)	(1.64)	—		0.18	15.46	12.89		1,272	1.85		1.85		1.22		57
4/1/12 to 3/31/13	14.51	0.09	0.78	0.87	(0.10)	—	(0.10)	—		0.77	15.28	5.99		1,822	1.86		1.86		0.62		121
4/1/11 to 3/31/12	13.93	0.11	0.58	0.69	(0.11)	—	(0.11)	—		0.58	14.51	5.06		2,387	1.86		1.86		0.83		109
Class C
4/1/16 to 9/30/16(8)	$13.44	0.07	0.47	0.54	(0.09)	(0.02)	(0.11)	—		0.43	$13.87	4.06	%(7)	$36,308	1.90	%(4)(9)	1.90	%(6)	1.06	%(6)	77	%(7)
4/1/15 to 3/31/16	15.06	0.18	(1.21)	(1.03)	(0.14)	(0.45)	(0.59)	—	(5)	(1.62)	13.44	(7.06)		38,913	1.87	(4)	1.88		1.31		75
4/1/14 to 3/31/15	15.43	0.17	0.33	0.50	(0.19)	(0.68)	(0.87)	—		(0.37)	15.06	3.29		47,131	1.85		1.85		1.12		62
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)	—		0.17	15.43	12.89		41,713	1.85		1.85		1.22		57
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)	—		0.76	15.26	5.95		40,937	1.85		1.85		0.64		121
4/1/11 to 3/31/12	13.92	0.11	0.58	0.69	(0.11)	—	(0.11)	—		0.58	14.50	5.07		40,792	1.86		1.86		0.82		109

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.
(4)	Earnings credit from custodian were not material, as reflected in the Statement of Operations, and had no impact on Financial Highlights.
(5)	Amount is less than $0.005.
(6)	Annualized.
(7)	Not annualized.
(8)	Unaudited.
(9)	Net expense ratios includes extraordinary proxy expenses.

See Notes to Financial Statements

25

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2016 (Unaudited)

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Virtus Strategic Allocation Fund (the “Fund”) is reported in this semiannual report. The Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Class B shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions. For information regarding Qualifying Transactions, refer to the Fund’s prospectus.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares were sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Board-approved Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) and has exclusive voting rights with respect to such plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each Class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and

26

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade

27

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30,

28

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the

29

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At September 30, 2016, all loan agreements held by the Fund are assignment loans.

H.	When-issued and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Delayed delivery transactions involve commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At September 30, 2016, the Fund had no securities on loan.

30

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

J.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest Income” in the Fund’s Statement of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the annual rate: 0.55% of the Fund’s first $1 billion of average daily net assets; 0.50% of the Fund’s $1+ billion through $2 billion of average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $2 billion.

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $10.

B.	Subadvisers

The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. As of the end of the period, Kayne Anderson Rudnick Investment Management, LLC, an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and Duff & Phelps Investment Management Co., an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund’s international equity portfolio. Prior to September 7, 2016, Euclid Advisors LLC was the subadviser to the Fund’s equity portfolios.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended September 30, 2016, it retained net commissions of $8 for Class A shares and CDSC of $—, $—, and $(26) for Class A shares, Class B shares, and Class C shares, respectively.

In addition, the Fund pays VP Distributors distribution and/or service fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class B shares 1.00%; and Class C shares 1.00%.

31

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended September 30, 2016, the Fund incurred administration fees totaling $244 which are included in the Statement of Operations.

For the period ended September 30, 2016, the Fund incurred transfer agent fees totaling $202 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated underlying fund Virtus Credit Opportunities Fund during the period ended September 30, 2016, is as follows:

Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
$3,414	$—	$—	$3,510	$71	$—

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other” on the Statement of Assets and Liabilities at September 30, 2016.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2016, were as follows:

Purchases	Sales
$348,277	$367,765

Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2016, were as follows:

Purchases	Sales
$26,643	$23,990

32

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

Note 5. Borrowings

($ reported in thousands)

On June 29, 2016, the Fund and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended September 30, 2016.

Note 6. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

33

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2016 (Unaudited)

Note 8. Federal Income Tax Information

($ reported in thousands)

At September 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$467,806	$24,807	$(5,813)	$18,994

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity; the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2016, the Fund’s aggregate value of illiquid securities was $768 or 0.2% of the Fund’s net assets. These securities have been identified on the Schedule of Investments.

At September 30, 2016, the Fund did not hold any securities that were both illiquid and restricted.

Note 10. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that no subsequent events require recognition or disclosure in these financial statements.

34

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR

VIRTUS STRATEGIC ALLOCATION FUND (F/K/A BALANCED FUND)

AND VIRTUS TACTICAL ALLOCATION FUND

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person Board meeting held on August 23-24, 2016, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the termination of the current subadvisory agreement with Euclid Advisors LLC (“Euclid”), subadviser to the Virtus Strategic Allocation Fund (f/k/a Balanced Fund) and Virtus Tactical Allocation Fund (each a “Fund” and collectively, the “Funds”), and approved new interim investment subadvisory agreements and new investment subadvisory agreements (the “Subadvisory Agreements”) with Kayne Anderson Rudnick Investment Management, LLC (“KAR”) and Duff & Phelps Investment Management Co. (“DPIM”)(each, a “Subadviser” and collectively, the “Subadvisers”).

In considering the approval of the Subadvisers, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (the “Adviser”) and the Subadvisers which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser changes would be in the best interests of the Funds and their shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and already provided by the Subadvisers for other funds, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.

The Independent Trustees were separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Basis for the Board’s Recommendation

In making its determination with respect to the Subadvisory Agreements, the Board considered various factors, including:

•

Nature, extent, and quality of the services to be provided by the Subadvisers. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by each Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the Subadvisers would provide portfolio management, compliance with each Fund’s investment policies and procedures, compliance with applicable securities laws, and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would provide services under the Subadvisory Agreements and noted the breadth and depth of experience of the portfolio managers. In considering the approval of the Subadvisory Agreements, the Trustees considered each Subadviser’s investment management process, including (a) the experience, capability and integrity of each Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the quality and commitment of each Subadviser’s regulatory and legal compliance policies, procedures and systems;

35

CONSIDERATION OF SUBADVISORY AGREEMENTS FOR

VIRTUS STRATEGIC ALLOCATION FUND (F/K/A BALANCED FUND)

AND VIRTUS TACTICAL ALLOCATION FUND

BY THE BOARD OF TRUSTEES (Continued)

and (c) each Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadvisers to the Funds was reasonable.

•	Investment Performance. The Board considered performance reports and discussions at Board meetings throughout the year, as well as data furnished in connection with the contract consideration process for the Funds and the Subadvisers. The Board noted the Euclid portfolio managers who managed the international equity portion of the Funds would continue in the same role with DPIM, and noted the international equity portion of the Funds outperformed the index for the 1- and 3-year periods and since the portfolio managers began managing the international equity portion of the Funds. The Board considered the investment performance of similarly managed products by KAR, and noted they outperformed the equity portion of the Funds for the 1-, 3- and 5-year periods. After reviewing these and related factors, the Board concluded that each Subadviser’s overall performance was satisfactory.

•	Subadvisory Fee. The Board took into account that each Fund’s subadvisory fees are paid by the Adviser and not by the Funds, so that the Funds’ shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreements were the same as the subadvisory fees paid to each Fund’s previous subadviser. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadvisers and all factors considered.

•	Profitability and economies of scale. In considering the expected profitability to each Subadviser of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by the Adviser out of the advisory fees that it receives under the Advisory Agreement and not by the Funds. In considering the reasonableness of the fees payable by the Adviser to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of the Adviser, such profitability might be directly or indirectly shared by the Adviser, and therefore the Board considered the profitability together. As a result, the expected profitability to each Subadviser of its relationships with the Funds was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in each Subadviser’s management of the Funds to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by each Subadviser and its affiliates from their relationship with the Funds. For instance the Board noted that the Subadvisers’ reputation in the brokerage community might result in greater assets in the Funds. The Board was also advised that there may be certain intangible benefits gained by the Subadvisers to the extent that serving the Funds could provide the opportunity to provide advisory services to additional funds of the Trust or could enhance each Subadviser’s reputation in the marketplace, and, therefore, the subadvisory changes could enable each Subadviser to attract additional client relationships.

Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreements with KAR and DPIM was in the best interests of each Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreements with respect to each Fund.

36

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

MAY 19, 2016 (Unaudited)

At a special meeting of shareholders of all series of Virtus Equity Trust, Virtus Insight Trust and Virtus Opportunities Trust, held on May 19, 2016, shareholders of Virtus Equity Trust (the “Trust”) voted on the following proposals:

Proposal 1.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To elect six Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.
George R. Aylward	76,300,233.296	3,067,034.578	0
Thomas J. Brown	76,229,850.000	3,137,417.874	0
Donald C. Burke	76,335,500.148	3,031,767.726	0
Roger A. Gelfenbien	76,143,196.612	3,224,071.262	0
John R. Mallin	76,357,511.609	3,009,756.265	0
Hassell H. McClellan	76,234,303.160	3,132,964.714	0

Shareholders of the Trust voted to approve the above proposal.

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Quality Small-Cap Fund	6,395,582.096	192,078.666	161,104.185

Shareholders of the Fund listed above voted to approve the above proposal.

37

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

JUNE 16, 2016 (Unaudited)

At a special meeting of shareholders of Virtus Quality Large-Cap Value Fund, Virtus Small-Cap Sustainable Growth Fund, Virtus Strategic Allocation Fund (f/k/a Balanced Fund) and Virtus Tactical Allocation Fund, each a series of Virtus Equity Trust, held on June 16, 2016, shareholders voted on the following proposal:

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Quality Large-Cap Value Fund	1,595,273.860	91,996.077	68,192.075
Virtus Small-Cap Sustainable Growth Fund	4,943,986.777	151,690.044	161,901.380
Virtus Strategic Allocation Fund (f/k/a Balanced Fund)	14,049,738.184	1,590,278.231	1,111,223.197
Virtus Tactical Allocation Fund	6,834,576.357	868,790.039	503,063.675

Shareholders of the funds listed above voted to approve the proposal.

38

RESULTS OF SHAREHOLDER MEETING

VIRTUS EQUITY TRUST

JULY 18, 2016 (Unaudited)

At a special meeting of shareholders of Virtus Mid-Cap Growth Fund, Virtus Strategic Growth Fund, Virtus Contrarian Value Fund, Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund), Virtus Mid-Cap Core Fund, and Virtus Small-Cap Core Fund, each a series of Virtus Equity Trust, held on July 18, 2016, shareholders voted on the following proposals:

Proposal 2.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN

To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to all the Funds, to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

Virtus Mid-Cap Growth Fund	1,528,987.328	182,715.868	108,663.887
Virtus Strategic Growth Fund	12,604,603.933	1,426,785.792	970,465.876
Virtus Contrarian Value Fund	2,268,907.973	418,866.247	123,847.286
Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund)	3,193,181.336	329,948.091	365,647.470
Virtus Mid-Cap Core Fund	667,382.241	34,405.648	38,116.054
Virtus Small-Cap Core Fund	5,359,077.823	218,544.658	210,330.848

Shareholders of Virtus Mid-Cap Growth Fund and Virtus Strategic Growth Fund voted to approve the above proposal. Shareholders of Virtus Contrarian Value Fund, Virtus Enhanced Core Equity Fund (f/k/a Growth & Income Fund), Virtus Mid-Cap Core Fund, and Virtus Small-Cap Core Fund did not approve the above proposal.

Proposal 6.

	Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To amend the fundamental restrictions of the Fundamental Restriction Funds with respect to loans.
Virtus Contrarian Value Fund	2,506,225.211	156,143.775	149,255.522

Shareholders of Virtus Contrarian Value Fund did not approve the above proposal.

39

Virtus Balanced Fund

and Virtus Tactical Allocation Fund

each a series of Virtus Equity Trust

Supplement dated September 7, 2016 to the Summary and Statutory Prospectuses dated July 29, 2016

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Equity Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to the above-named funds. Also effective September 7, 2016, Euclid Advisors LLC (“Euclid”), a current subadviser to the funds, is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the funds, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the funds’ prospectuses. Frederick A. Brimberg, a portfolio manager at Euclid and Duff & Phelps will continue to be the portfolio manager for the funds. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the funds’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser to each of the funds, will continue to manage the fixed income portfolios for the funds. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the funds’ standard subadvisory agreement is implemented, not to exceed 150 days.

Effective September 7, 2016, the Balanced Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Balanced Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 60% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Effective September 7, 2016, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested), and 40% Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 50% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index. The change in the composition of the fund’s linked benchmark is being made so that it more closely reflects the composition of the fund’s portfolio following the subadviser and investment strategy changes described in this supplement.

Additionally, effective October 11, 2016, Virtus Balanced Fund’s name will be changed to Virtus Strategic Allocation Fund. Effective October 11, 2016, all references in the fund’s summary and statutory prospectuses to the fund’s former name will be deemed changed to Virtus Strategic Allocation Fund.

Additional disclosure changes resulting from the subadviser changes are described below and are also effective September 7, 2016.

Virtus Balanced Fund

The first paragraph under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the fund’s U.S equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.

>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.

>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.

>	Christopher J. Kelleher, CFA, CPA, Senior Managing Director and Senior Portfolio Manager at Newfleet. Mr. Kelleher has served as a Portfolio Manager of the fund since 2012.

The first two paragraphs of the disclosure under Principal Investment Strategies” on page 49 of the statutory prospectus are hereby replaced with the following:

Under normal circumstances, the fund invests at least 65% of its assets in common stocks and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The fund targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

Virtus Tactical Allocation Fund

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield/high-risk (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

The second paragraph under “Management” in the summary prospectus and in the summary section of the statutory prospectus is hereby revised to state: The fund’s subadvisers are Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.

The disclosure under “Portfolio Managers” in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since 2012.

>	Frederick A. Brimberg, Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps. Mr. Brimberg has served as a Portfolio Manager of the fund since 2012.

>	Doug Foreman, CFA, Chief Investment Officer at Kayne Anderson Rudnick. Mr. Foreman has served as a Portfolio Manager of the fund since September 2016.

The first two paragraphs under Principal Investment Strategies” on page 60 of the statutory prospectus is hereby replaced with the following:

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield, high-risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

For the fund’s U.S. equity allocation, the fund invests in equity securities of large market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index. Because large market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of June 30, 2016, the market capitalization of companies included in the Russell 1000® Index was $1.14 billion to $524 billion. The fund’s policy of investing 65% of its assets in large market capitalization companies may be changed only upon 60 days’ written notice to shareholders.

The subadviser uses a strategy emphasizing consistently growing, highly profitable, low-debt companies with rising cash flows, which the subadviser deems to be of high quality. If a company meets these criteria, the subadviser researches and analyzes that company’s strength of management, relative competitive position in the industry, and its financial structure. A proprietary model is used to determine relative value.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, achieve a target price, or are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

The first sentence of the third paragraph of the disclosure in the same section is hereby replaced with the following: “For the fund’s non-U.S. equity allocation, which may be implemented through ADRs, the subadviser’s process is driven by bottom-up fundamental research and informed by top-down macro views.”

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding an “X” in the row entitled “Growth Stocks” thereby indicating that this risk applies to the fund.

Both Funds

Under “The Adviser” on page 69 of the statutory prospectus, the first table is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Balanced Fund	Duff & Phelps Investment Management Co. (“Duff & Phelps”) (international equity portion) Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) (domestic equity portion) Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)
Virtus Tactical Allocation Fund	Duff & Phelps (international equity portion) Kayne Anderson Rudnick (domestic equity portion) Newfleet (fixed income portion)

Under “The Subadvisers” on page 70 of the statutory prospectus, the following paragraph is hereby added:

Duff & Phelps, an affiliate of VIA, is located at 200 South Wacker Drive, Suite 500, Chicago, IL 60606. Duff & Phelps acts as subadviser to mutual funds and as adviser or subadviser to closed-end mutual funds and to institutional clients. Duff & Phelps (together with its predecessor) has been in the investment advisory business for more than 70 years. As of June 30, 2016, Duff & Phelps had approximately $10 billion in assets under management on a discretionary basis.

Under “The Subadvisers” on page 70 of the statutory prospectus, the table showing subadvisory fees is hereby amended by replacing the rows for the funds shown below with the following information:

Virtus Balanced Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion) 50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion)

50% of the Net Advisory Fee to Newfleet (fixed income portion)

Virtus Tactical Allocation Fund

50% of Net Advisory fee to Duff & Phelps (international equity portion) 50% of the Net Advisory fee to Kayne Anderson Rudnick (domestic equity portion)

50% of the Net Advisory Fee to Newfleet (fixed income portion)

Under “Portfolio Management” beginning on page 71 of the statutory prospectus, the following information for “Duff & Phelps” is hereby added:

Duff & Phelps

Virtus Balanced Fund (international equity portion only)	Frederick A. Brimberg (since 2012)
Virtus Tactical Allocation Fund (international equity portion only)	Frederick A. Brimberg (since 2012)

Frederick A. Brimberg. Mr. Brimberg is Senior Managing Director and International Equity Portfolio Manager at Duff & Phelps (since August 2016) and Euclid Advisors LLC (“Euclid”) (since 2012), an affiliate of Duff & Phelps and VIA. Prior to joining Euclid, he was senior vice president and international portfolio manager at Avatar Associates (2006 to 2012), where he started the international strategy in 2006. Earlier, he was vice president and portfolio manager at ING Investment Management and its predecessor Lexington Management, with a focus on global equity investing. Mr. Brimberg’s career spans 30-plus years in investment management, trading, and capital markets, with positions at Brimberg & Co., and Lehman Brothers.

Also in this section, the information for “Kayne” is amended by adding the following information to the table:

Virtus Balanced Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)
Virtus Tactical Allocation Fund (domestic equity portion only)	Doug Foreman, CFA (since September 2016)

Additionally, the information for “Newfleet” is amended by adding the following information to the table:

Virtus Balanced Fund (fixed income portion only)	Christopher J. Kelleher (since September 2016)

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated July 29, 2016.

Investors should retain this supplement with the

Prospectuses for future reference.

VET 8019/BF&TAFKayneChanges (9/2016)

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8027	11-16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Virtus Equity Trust

By (Signature and Title)*      /s/ George R. Aylward

                                                George R. Aylward, President

                                                (principal executive officer)

Date                               12/9/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ George R. Aylward

                                                George R. Aylward, President

                                                (principal executive officer)

Date                               12/9/2016

By (Signature and Title)*      /s/ W. Patrick Bradley

                                                W. Patrick Bradley, Executive Vice President, Chief Financial Officer,

                                                and Treasurer

                                                (principal financial officer)

Date                               12/9/2016

* Print the name and title of each signing officer under his or her signature.